+65     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 30, 2001

                                                            File No. 333- ______


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/

                                    TIP FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                    TIP Funds
                          c/o The CT Corporation System
                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

                                 (610) 251-0268
              (Registrant's Telephone Number, including Area Code)
                                 STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                          1235 WESTLAKES DR., SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

   JAMES W. JENNINGS, ESQUIRE                    MONICA L. PARRY, ESQUIRE
   MORGAN, LEWIS & BOCKIUS LLP                  MORGAN, LEWIS & BOCKIUS LLP
       1701 MARKET STREET                            1800 M STREET, NW
   PHILADELPHIA, PENNSYLVANIA                      WASHINGTON, DC 20036

   JOHN H. GRADY, JR., ESQUIRE                    JULIE ALLECTA, ESQUIRE
TURNER INVESTMENT PARTNERS, INC.           PAUL, HASTINGS, JANOFSKY & WALKER LLP
  1235 WESTLAKES DR., SUITE 350              345 CALIFORNIA STREET, 29TH FLOOR
 BERWYN, PENNSYLVANIA 19312-2414              SAN FRANCISCO, CALIFORNIA 94104

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective on August 29, 2001 pursuant to Rule 488.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                                  TURNER FUNDS

                              CROSS REFERENCE SHEET

ITEMS REQUIRED BY FORM N-14                       REGISTRATION STATEMENT HEADING

PART A.  INFORMATION REQUIRED IN PROSPECTUS

Item 1.  Beginning of Registration                 Cover Page of Registration
         Statement and Outside Front Cover         Statement
         Page of Prospectus

Item 2.  Beginning and Outside Back                Table of Contents
         Cover Page of Prospectus

Item 3.  Synopsis and Risk Factors                 Summary

Item 4.  Information About the Transaction         Summary; Information Relating
                                                   to the Reorganization; The
                                                   Reorganization Agreement;
                                                   Reasons for the
                                                   Reorganization;
                                                   Considerations of the
                                                   Trustees of PMP Trust;
                                                   Shareholder Rights

Item 5.  Information About the Registrant          Prospectus Cover Page;
                                                   Summary; Reasons for the
                                                   Reorganization; Comparison of
                                                   the Investment Objectives,
                                                   Policies and Risks of the
                                                   Titan Fund and the Turner
                                                   Fund; Additional Information;
                                                   Additional Information about
                                                   the Turner Fund; Additional
                                                   Information about both Funds;
                                                   Shareholder Rights

Item 6.  Information About the Company             Prospectus Cover Page;
         Being Acquired                            Summary; Reasons for the
                                                   Reorganization; Information
                                                   Relating to the
                                                   Reorganization; Description
                                                   of the PMP Trust; Description
                                                   of the Turner Trust;
                                                   Comparison of the Investment
                                                   Objectives, Policies and
                                                   Risks of the Titan Fund and
                                                   the Turner Fund; Shareholder
                                                   Rights

Item 7.  Voting Information                        Prospectus Cover Page; Notice
                                                   of Special Meeting of
                                                   Shareholders of the Titan
                                                   Financial Services Fund;
                                                   Summary; The Reorganization
                                                   Agreement; Voting on the
                                                   Proposals

Item 8.  Interest of Certain Persons and           Voting on the Reorganization

         Experts

Item 9.  Additional Information Required           Inapplicable
         for Reoffering by Persons Deemed
         to be Underwriters

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL
INFORMATION

Item 10. Cover Page                                Cover Page

Item 11. Table of Contents                         Table of Contents

Item 12. Additional Information About              Incorporated by Reference to
         the Registrant                            the Registrant's Prospectus
                                                   and SAI attached as Exhibits
                                                   to this Filing

Item 13. Additional Information About              Incorporated by Reference to
         the Company Being Acquired                the Fund's Prospectus and SAI
                                                   attached as Exhibits to this
                                                   Filing


Item 14. Financial Statements                      Incorporated by Reference to
                                                   the Fund's Prospectus and SAI
                                                   attached as Exhibits to this
                                                   Filing

PART C.  OTHER INFORMATION

Item 15. Indemnification                           Indemnification

Item 16. Exhibits                                  Exhibits

Item 17. Undertakings                              Undertakings

                        PROFESSIONALLY MANAGED PORTFOLIOS
                          TITAN FINANCIAL SERVICES FUND

Dear Shareholder:

     A Special Meeting of Shareholders of the Titan Financial Services Fund (the "Titan Fund"), a series of Professionally Managed Portfolios (the "PMP Trust") has been scheduled for Friday, September 21, 2001 ("Special Meeting"). If you are a shareholder of record as of the close of business on Friday, August 24, 2001, you are entitled to vote at the Special Meeting and at any adjournment thereof.

     While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by filling out and signing the enclosed Proxy Card. Whether or not you plan to attend the Special Meeting, we need your vote. Please mark, sign, and date the enclosed Proxy Card and return it promptly in the enclosed, postage-paid envelope so that the maximum number of shares may be voted.

     The attached Prospectus/Proxy Statement is designed to give you information about the proposals upon which you will be asked to vote. The Board of Trustees of the PMP Trust's Titan Financial Services Fund (the "Board") is recommending that you approve a reorganization of the Titan Fund under which the Titan Fund would be combined with and into the Turner Future Financial Services Fund (the "Turner Fund"), a series of Turner Funds (the "Reorganization"). Turner
Investment Partners, Inc. ("Turner") serves as interim adviser to the Titan Fund, and as adviser to the Turner Fund. Assuming approval by the Titan Fund's shareholders, each shareholder of the Titan Fund will receive a number of shares of the Turner Fund equal in dollar value to the Titan Fund's shares that shareholder owned at the time of the Reorganization. The Reorganization should not have any federal or state tax consequences for the Titan Fund or its shareholders. Before the Reorganization, the Titan Fund expects to distribute ordinary income and capital gains, if any, to shareholders. The Board of the PMP Trust has recommended approval of the Reorganization and encourages you to support its recommendation to approve the proposal.

     The Board also is recommending that you approve the Titan Fund's interim advisory contract with Turner. Turner has served as the interim investment adviser to the Titan Fund since June 17, 2001, pursuant to an interim investment advisory agreement (the "Interim Agreement") approved by the Board. The Board appointed Turner as interim adviser after the termination of the Titan Fund's advisory agreement with Titan Investment Advisers, LLC and Harris Bretall Sullivan & Smith L.L.C.'s interim subadvisory agreement with the Titan Fund.

     The Interim Agreement automatically will terminate on the date of the Reorganization unless earlier terminated upon 60 days' notice by either the Board or Turner. Turner has advised the Board that it does not expect to continue as interim adviser to the Titan Fund if the Titan Fund's shareholders fail to approve the Reorganization and the Interim Agreement. Turner has, however, agreed that if the Titan Fund's shareholders fail to approve the Reorganization and the Interim Agreement by the requisite vote, it will continue to serve as interim adviser to the Titan Fund for a reasonable period of time until the Board selects a replacement adviser or chooses another course of action (which may include liquidating the Fund). The Board believes that in such a case the prospects of finding another replacement adviser will be substantially diminished considering the amount of assets the Titan Fund likely will have and the Fund's history of interim advisers. Thus, a failure to approve the Reorganization and the Interim Agreement by the requisite vote may in fact ultimately result in the liquidation of the Titan Fund.

     Your vote is important to us. Please do not hesitate to call 1-800-282-2340 if you have any questions about the proposal under consideration. Thank you for taking the time to consider this important proposal and for your investment in the Titan Fund.

                                                             Sincerely,

                                                             Steven J. Paggioli,
                                                             President

                INFORMATION ABOUT YOUR PROSPECTUS/PROXY STATEMENT

Q.   WHY AM I RECEIVING THIS PROSPECTUS/PROXY STATEMENT?

A. Professionally Managed Portfolios (the "PMP Trust") seeks your approval of a reorganization (the "Reorganization") of the Titan Financial Services Fund (the "Titan Fund") with and into the Turner Future Financial Services Fund (the "Turner Fund"), a series of Turner Funds (the "Turner Trust"). The PMP Trust's Board of Trustees recommends approval of the Reorganization because it believes that merging the Titan Fund into the Turner Fund will provide the Titan Fund's shareholders with professional management in the financial services sector, and also will allow them access to the funds advised by Turner Investment Partners, Inc. ("Turner"), through the Turner Trust's exchange privilege.

     The Trust also seeks your approval of the interim advisory contract between Turner and the Titan Fund ("Interim Agreement"). Turner has served as the Titan Fund's interim adviser since June 17, 2001. If the Reorganization is approved, the Interim Agreement will automatically terminate on the day of the Reorganization.

Q.   HOW WILL THE REORGANIZATION WORK?

A. The Titan Fund will transfer all of its assets and liabilities to the Turner Fund in return for shares of the Turner Fund having an equivalent aggregate value pursuant to an Agreement and Plan of Reorganization (the "Plan"). The assets of the Titan Fund will be transferred at their current value as of the Reorganization date, and the shares provided in return will have a total value equal to the transferred net assets, again as of the Reorganization date. Finally, the Titan Fund will distribute the Turner Fund shares it received to its shareholders. Shareholders of the Titan Fund will thus effectively be converted into shareholders of the Turner Fund. If the Plan is carried out as proposed, no federal or state tax consequences are expected to result to the Titan Fund or its shareholders. Immediatley before the Reorganization, the Titan Fund expects to distribute ordinary income and capital gains, if any, to shareholders.

     Please refer to the prospectus/proxy statement for a detailed explanation of the proposals, and for full descriptions of the PMP Trust, the Titan Fund, Turner, the Turner Trust, and the Turner Fund.

Q.   HOW WILL THIS AFFECT MY ACCOUNT?

A. Following the Reorganization, you will be a shareholder of the Turner Fund, which has investment objectives and policies similar to the Titan Fund. As more fully described in the prospectus/proxy statement, Turner is the adviser to the Turner Fund and the interim adviser to the Titan Fund. You will receive shares of the Turner Fund equal in value to shares of the Titan Fund you currently hold. It is likely that the net asset value per share price of your Fund shares will change. The Reorganization will not, however, affect the value of your account at the time of Reorganization. The Reorganization is expected to be tax-free to the Titan Fund and its shareholders.

Q. WHAT WILL HAPPEN IF THE REORGANIZATION AND THE INTERIM TURNER AGREEMENT ARE NOT APPROVED?

A. The Interim Agreement provides that if the requisite number of the Titan Fund's shareholders fail to approve the Reorganization and the Interim Agreement, Turner will not be required to continue to provide investment advisory services to the Titan Fund beyond a reasonable transitional period of time required to the PMP Trust's Board to retain another adviser or take another course of action (including the liquidation of the Fund). The PMP Trust's Board believes that, in that situation, it is unlikely that the Titan Fund would be able to retain another investment adviser, and so one possible result would be a liquidation of the Titan Fund.

Q.   WHY DO I NEED TO VOTE?

A. Your vote is needed to ensure that the proposal can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

Q.   HOW DOES THE BOARD OF TRUSTEES SUGGEST THAT I VOTE?

A. After careful consideration, the Board of Trustees of the PMP Trust recommends that you vote "FOR" the Reorganization and "FOR" the Interim Agreement.

Q.   WHO IS PAYING FOR EXPENSES RELATED TO THE SHAREHOLDERS MEETING?

A. Turner will pay all special costs related to the Reorganization and the Interim Agreement, including the costs relating to the shareholder meeting and this prospectus/proxy statement.

Q.   HOW DO I VOTE?

A. You may use the enclosed postage-paid envelope to mail your proxy card. You may also vote over the Internet at www.proxyvote.com. Please follow the enclosed instructions to use these methods of voting.

Q.   WHO DO I CALL IF I HAVE QUESTIONS?

A. We will be happy to answer your questions about the proxy solicitation. Please call us at 1-800-282-2340 between 8:00 a.m. and 5:30 p.m. Eastern Time, Monday through Friday.

                          TITAN FINANCIAL SERVICES FUND

                                   A SERIES OF
                        PROFESSIONALLY MANAGED PORTFOLIOS
                                  915 BROADWAY
                            NEW YORK, NEW YORK 10010

                NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE
                          TITAN FINANCIAL SERVICES FUND
                        TO BE HELD ON SEPTEMBER 21, 2001

Notice is hereby given that a Special Meeting ("Special Meeting") of Shareholders of the Titan Financial Services Fund (the "Titan Fund") of Professionally Managed Portfolios (the "PMP Trust") will be held at the offices of Investments Company Administration, LLC, 4455 E. Camelback Road, Suite 261-E, Phoenix, AZ 85018, on Friday, September 21, 2001 at 12 p.m. (Eastern Time) for the purpose of considering the proposals set forth below.

At the Special Meeting, Shareholders of the Titan Fund will be asked to consider and act upon two proposals. The first proposal is to approve a proposed Agreement and Plan of Reorganization, pursuant to which the Titan Fund will transfer all of its assets and liabilities to the Turner Future Financial Services Fund (the "Turner Fund"), a series of Turner Funds (the "Turner Trust") with an investment objective and investment policies similar to the Titan Funds, in exchange for shares of the Turner Fund. The second proposal is to approve the interim advisory agreement between the Titan Fund and Turner Investment Partners, Inc., which has been in effect since June 17, 2001. The proposals, which are more fully described in the attached prospectus/proxy statement, are as follows:

PROPOSAL 1.    APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN THE
               TURNER FUNDS, ON BEHALF OF THE TURNER FUTURE FINANCIAL SERVICES
               FUND, AND PROFESSIONALLY MANAGED PORTFOLIOS, ON BEHALF OF THE
               TITAN FINANCIAL SERVICES FUND.

PROPOSAL 2.    APPROVAL OF AN INTERIM ADVISORY AGREEMENT BETWEEN TURNER
               INVESTMENT PARTNERS, INC. AND PROFESSIONALLY MANAGED PORTFOLIOS,
               ON BEHALF OF THE TITAN FINANCIAL SERVICES FUND.

The persons named as proxies are authorized to vote on such other business as may properly come before the Special Meeting in accordance with their own discretion.

All shareholders are cordially invited to attend the Special Meeting. However, if you are unable to attend the Special Meeting, you are requested to mark, sign and date the enclosed Proxy Card and return it promptly in the enclosed, postage-paid envelope so that the Special Meeting may be held and a maximum number of shares may be voted. You may also vote by telephone or over the Internet. Please follow the enclosed instructions to use these methods of voting.

Shareholders of record at the close of business on Friday, August 24, 2001 are entitled to notice of and to vote at the Special Meeting or any adjournment thereof.

                                              BY ORDER OF THE BOARD OF TRUSTEES,


                                              Robin Berger,
                                              SECRETARY

August 29, 2001


PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOU CONVENIENCE.

                           PROSPECTUS/PROXY STATEMENT

                                 AUGUST 29, 2001

          RELATING TO THE ACQUISITION OF THE ASSETS AND LIABILITIES OF

                          TITAN FINANCIAL SERVICES FUND
                                   A SERIES OF

                        PROFESSIONALLY MANAGED PORTFOLIOS
                                  915 BROADWAY
                            NEW YORK, NEW YORK 10010
                                 (212) 633-9700

                        BY AND IN EXCHANGE FOR SHARES OF

                      TURNER FUTURE FINANCIAL SERVICES FUND
                                   A SERIES OF

                                  TURNER FUNDS
                              1235 WESTLAKES DRIVE
                                    SUITE 350
                           BERWYN, PENNSYLVANIA 19312
                                 (800) 224-6312

This prospectus/proxy statement is furnished in connection with the solicitation of proxies by the Board of Trustees ("Board") of Professionally Managed Portfolios (the "PMP Trust") in connection with the Special Meeting of Shareholders (the "Special Meeting") of the PMP Trust's Titan Financial Services Fund (the "Titan Fund") to be held on September 21, 2001, at 12 p.m. (Eastern
Time) at the offices of Investment Company Administration, LLC, 4455 E. Camelback Road, Suite 261-E, Phoenix, AZ 85018 (the "Proposal"). At the Special Meeting, shareholders of the Titan Fund will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the PMP Trust, on behalf of the Titan Fund, and the Turner Funds (the "Turner Trust"), on behalf of its Turner Future Financial Services Fund ("Turner Fund"), as well as a proposal to approve the interim advisory contract between the Titan Fund and Turner Investment Partners, Inc. ("Turner") ("Interim Agreement"). Forms of the Reorganization Agreement and the Interim Agreement are attached as Exhibit A and Exhibit B, respectively.

The Reorganization Agreement provides that the Titan Fund will transfer all of its assets and liabilities to the Turner Fund, in return for Class I shares of the Turner Fund having an equivalent aggregate value (the "Reorganization"). The assets of the Titan Fund will be transferred at their current value as of the Reorganization date, and the shares provided in return will have a total value equal to the transferred net assets, again as of the Reorganization date. The Titan Fund will distribute the shares received by it to its shareholders. Shareholders of the Titan Fund will thus effectively be converted into shareholders of the Turner Fund. No federal or state tax consequences are expected to result to the Titan Fund or its shareholders.

The PMP Trust is an open-end management investment company, or mutual fund. Titan Investment Advisors, LLC ("Titan LLC") formerly provided investment advisory services to the Titan Fund. On June 29, 2001, Turner acquired all of the interests in Titan LLC. Turner is the interim adviser to the Titan Fund and provides day-to-day investment management of the assets of the Titan Fund. If the Reorganization Agreement is carried out as proposed, Turner's interim advisory agreement with the Titan Fund will automatically terminate when the Reorganization occurs.

The Turner Trust also is an open-end management investment company, or mutual fund. The Turner Fund is a series of the Turner Trust. Turner is the investment adviser to the Turner Fund and provides day-to-day investment management of the assets of the Turner Fund.

THIS PROSPECTUS/PROXY STATEMENT SETS FORTH CONCISELY THE INFORMATION THAT A SHAREHOLDER OF THE TITAN FUND SHOULD KNOW BEFORE VOTING ON THE REORGANIZATION AND THE INTERIM AGREEMENT, AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The following additional relevant documents have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference in whole or in part:

     (i) A Statement of Additional Information, dated August 29, 2001, relating to this prospectus/proxy statement and the Reorganization is available upon request and without charge by calling 1-800-224-6312. The SAI includes financial information calculated as if the Reorganization has occured.

     (ii) A Prospectus for the Turner Trust relating to the Turner Fund, dated January 31, 2001, as amended May 1, 2001, is incorporated by reference into this prospectus/proxy statement. A copy of this Prospectus is included herewith. Additional copies of the Prospectus are available upon request and without charge by calling 1-800-224-6312.

    (iii) A Statement of Additional Information for the Turner Trust relating to the Turner Fund, dated January 31, 2001, as amended May 1, 2001, is incorporated by reference into the Statement of Additional Information relating to the prospectus/proxy statement dated August 29, 2001, as well as Part C of this filing. A copy of the Turner Fund's Statement of Additional Information is available upon request and without charge by calling 1-800-224-6312.

     (iv) The Annual Report to shareholders of the Turner Fund for the fiscal year ended September 30, 2000, and the Semi-Annual Report to shareholders of the Turner Fund for the period ended March 31, 2001, are incorporated by reference into this prospectus/proxy statement insofar as each relates to the Turner Fund, and not to any other series that are a part of the Turner Trust and described therein. A copy of the Turner Fund's Annual Report and Semi-Annual Report, which include discussions of the performance of the Turner Fund, are included herewith. Additional copies may be obtained by writing the Turner Fund at P.O. Box 219805, Kansas City, Missouri 64121-9805, or by calling 1-800-224-6312.

     (v) The Prospectus for the PMP Trust relating to the Titan Fund, dated August 28, 2000 as supplemented on January 31, 2001 and June 20, 2001, contains a more detailed discussion of the investment objectives, policies and risks of the Titan Fund. It is incorporated by reference into this prospectus/proxy statement insofar as it relates to the Titan Fund and not to any other fund of the PMP Trust described therein. Copies are available upon request and without charge by calling 1-800-282-2340.

     (vi) A Statement of Additional Information for the PMP Trust relating to the Titan Fund, dated August 28, 2000, is incorporated by reference into this prospectus/proxy statement insofar as it relates to the Titan Fund and not to any other fund of the Trust described therein. Copies are available upon request and without charge by calling 1-800-282-2340.

Shares represented by duly executed proxies will be voted in accordance with the instructions given. Proxies may be revoked at any time up until voting results are announced at the Special Meeting or any subsequent meeting resulting from an adjournment of the Special Meeting. You can do this by writing to the Titan Fund's Secretary, c/o Professionally Managed Portfolios, 915 Broadway, New York, New York, 10010, or by voting in person at the Special Meeting.

This prospectus/proxy statement constitutes the proxy statement of the PMP Trust for the Special Meeting and is expected to be sent to shareholders on or about Friday, August 31, 2001. Only shareholders of record as of the close of business on Friday, August 24, 2001 (the "Record Date") are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

READ AND KEEP THESE DOCUMENTS. Please read the entire prospectus/proxy statement, along with the Turner Fund's Prospectus, which follows the prospectus/proxy statement, before casting your vote. These documents contain information that is important to your proxy decision, and you should keep them for future reference.

             -----------------------------------------------------
                             YOUR VOTE IS IMPORTANT!
             YOU CAN VOTE EASILY AND QUICKLY. JUST FOLLOW THE SIMPLE
             INSTRUCTIONS THAT APPEAR ON YOUR ENCLOSED PROXY CARD.
             -----------------------------------------------------


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
SUMMARY ...................................................................    1

     THE REORGANIZATION ...................................................    1

     THE INTERIM ADVISORY AGREEMENT .......................................    2

PROPOSAL 1 ................................................................    2

INFORMATION RELATING TO THE REORGANIZATION ................................    2

     DESCRIPTION OF THE REORGANIZATION ....................................    2

     FEDERAL INCOME TAXES .................................................    3

     CAPITALIZATION .......................................................    3

THE REORGANIZATION AGREEMENT ..............................................    4

REASONS FOR THE REORGANIZATION ............................................    5

CONSIDERATIONS OF THE TRUSTEES OF PMP TRUST ...............................    7

     EXPENSES .............................................................    8

COMPARISON OF THE INVESTMENT OBJECTIVES, POLICIES, RISKS AND
FEES OF THE TITAN FUND AND THE TURNER FUND................................     9

     INVESTMENT OBJECTIVES ................................................    9

     STRATEGIES AND RISKS .................................................    9

     Investment Strategies ................................................    9

     Risks ................................................................   10

     PERFORMANCE ..........................................................   12

     Titan Fund ...........................................................   13

     Turner Fund ..........................................................   13

     FUND MANAGEMENT ......................................................   13

     FUND TRANSACTIONS ....................................................   15

     MANAGER OF MANAGERS OPTION ...........................................   17

     COMPARISON OF FEES AND EXPENSES ......................................   17

     Shareholder Transaction Fees .........................................   17

     Operating Fees and Expenses ..........................................   18

     Example ..............................................................   19

     SHAREHOLDER INFORMATION ..............................................   19

     The Turner Fund ......................................................   19

     The Titan Fund .......................................................   20

     DIVIDEND POLICIES ....................................................   20

DESCRIPTION OF THE PMP TRUST ..............................................   20

DESCRIPTION OF THE TURNER TRUST ...........................................   21

ADDITIONAL INFORMATION ....................................................   21

     THE ADMINISTRATOR ....................................................   21

     THE CUSTODIAN AND TRANSFER AGENT .....................................   22

     THE DISTRIBUTOR ......................................................   22

     THE BOARD OF TRUSTEES AND PRINCIPAL EXECUTIVE OFFICERS ...............   23

ADDITIONAL INFORMATION ABOUT THE TURNER FUND ..............................   26

     PROSPECTUS ...........................................................   26

     STATEMENT OF ADDITIONAL INFORMATION ..................................   26

     SHAREHOLDER REPORTS ..................................................   26

ADDITIONAL INFORMATION ABOUT BOTH FUNDS ...................................   27

SHAREHOLDER RIGHTS ........................................................   27

     SHARES ...............................................................   27

     SHAREHOLDER VOTING ...................................................   27

     SHAREHOLDER MEETINGS .................................................   28

     ELECTION AND TERM OF TRUSTEES ........................................   28

     SHAREHOLDER LIABILITY ................................................   28

     LIABILITY OF TRUSTEES ................................................   29

LEGAL MATTERS .............................................................   29

PROPOSAL 2 ................................................................   29

     APPROVAL OF THE INTERIM AGREEMENT ....................................   29

VOTING ON THE PROPOSALS ...................................................   30

     GENERAL INFORMATION ..................................................   30

     VOTE REQUIRED TO APPROVE THE PROPOSALS ...............................   31

     OUTSTANDING SHARES ...................................................   31

     BENEFICIAL OWNERS ....................................................   32

OTHER BUSINESS ............................................................   32

SHAREHOLDER INQUIRIES .....................................................   33

EXHIBIT A .................................................................  A-1

EXHIBIT B .................................................................  B-1

INTERIM ADVISORY AGREEMENT BETWEEN PMP TRUST ON BEHALF OF
THE TITAN FINANCIAL SERVICES FUND AND TURNER INVESTMENT PARTNERS, INC. ....  B-1

                                     SUMMARY

The following is a summary of certain key information concerning the Reorganization Agreement and the Interim Agreement. More detailed information appears throughout this prospectus/proxy statement and is qualified by reference to the more complete information contained herein and in the attached Exhibits A and B. You should read this entire prospectus/proxy statement carefully.

THE REORGANIZATION

Shareholders of the Titan Fund will be asked to consider and approve the Reorganization Agreement between the PMP Trust, on behalf of the Titan Fund, and the Turner Trust, on behalf of the Turner Fund. In the Reorganization, the Titan Fund will transfer all of its assets and liabilities to the Turner Fund, in return for Class I shares of the Turner Fund having an equivalent aggregate value. The assets of the Titan Fund will be transferred at their current value as of the Reorganization date, and the shares provided in return will have a total value equal to the transferred net assets, again as of the Reorganization date. The Titan Fund will distribute the shares received by it to its shareholders in a liquidating distribution. Shareholders of the Titan Fund will thus effectively be converted into Class I shareholders of the Turner Fund. No federal or state tax consequences are expected to result to the Titan Fund or its shareholders. Immediatley before the Reorganization, the Titan Fund expects to distribute ordinary income and capital gains, if any, to shareholders.

The Titan Fund's primary investment objective is to seek capital appreciation, and its secondary objective is to provide moderate income. The Turner Fund seeks long term capital appreciation. The Turner Fund seeks to invest a higher percentage of its assets than does the Titan Fund in the equity securities of financial services companies. The Turner Fund is non-diversified, which means that it may concentrate its investments in fewer issuers than the Titan Fund does. Both Funds are concentrated in the financial services sector and have similar risks relating to the securities in that sector. However, as a non-diversified Fund, the Turner Fund is exposed to the risk that a decline in the prices of a few companies in its portfolio will have a greater effect on the Turner Fund's share price than if the Turner Fund were diversified, as the Titan Fund is.

The minimum initial investment in the Turner Fund is $2,500. The minimum subsequent investment is $50. Shareholders may exchange shares of the Turner Fund for another Fund in the Turner Trust of the same class. Redemptions may be made by telephone or by mail. The Turner Trust Trustees have authorized the Turner Fund to impose a 2% fee on redemptions within 90 days of purchase if necessary to control market timing activities that might injure the Fund. To date the Turner Fund has not implemented this fee.

The minimum initial investment in the Titan Fund is $5,000. The minimum subsequent investment is $100. Titan Fund shareholders may exchange their shares only for shares of the Start Treasury Fund, a money market fund affiliated with the Titan Fund's custodian. Exchanges must be in amounts of $1,000 or more. Redemptions may be made by telephone or by mail.

The Titan Fund imposes a fee of 1% on the redemption of Fund shares within one year of their initial purchase.

Both Funds offer systematic investment and withdrawal plans.

THE INTERIM ADVISORY AGREEMENT

Shareholders of the Titan Fund will be asked to consider and approve the interim advisory contract between the PMP Trust, on behalf of the Titan Fund, and Turner Investment Partners, Inc. ("Turner") ("Interim Agreement"). On June 14, 2001, the Board appointed Turner as interim adviser under a written contract that became effective on June 17, 2001, after the termination of the advisory agreement between the Titan Fund and Titan Investment Advisors, LLC and the termination of the interim subadvisory agreement between the Titan Fund and Harris Bretall Sullivan & Smith. The Interim Agreement will automatically terminate on the date of the Reorganization. Securities and Exchange Commission rules provide that the Titan Fund may operate under an advisory contract that shareholders have not approved for a period not to exceed 150 days. That period of time expired on June 16, 2001. Turner and the PMP Trust applied for an exemptive order to allow Turner to serve past this 150 day period so long as it escrows its fees. However, under the Investment Company Act of 1940, as amended (the "1940 Act"), shareholders of the Titan Fund still are required to approve the Interim Agreement.

                                   PROPOSAL 1

                   INFORMATION RELATING TO THE REORGANIZATION

DESCRIPTION OF THE REORGANIZATION

THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE FORM OF REORGANIZATION AGREEMENT FOUND IN EXHIBIT A.

The Reorganization Agreement provides that all of the assets and liabilities of the Titan Fund will be transferred to the Turner Fund, a separate series of the Turner Trust, at the close of business on Monday, September 24, 2001, or such later date as is agreed to by the parties (the "Effective Time"). The Reorganization is subject to a number of conditions, including the receipt of certain legal opinions of counsel.

In exchange for the transfer of the assets and liabilities of the Titan Fund, the Turner Fund will simultaneously issue to the Titan Fund, at the Effective Time, a number of full and fractional Class I shares equal in value to the net asset value of the Titan Fund immediately prior to the Effective Time. Following the transfer of assets and liabilities in exchange for Turner Fund shares, the Titan Fund will distribute PRO RATA the Turner Fund Class I shares received to its shareholders. Each shareholder of the Titan Fund owning shares at the Effective Time will receive Turner Fund Class I shares of equal value. This distribution will be accomplished by the establishment of accounts in the names of the Titan Fund's shareholders on the share records of the Turner Fund's transfer agent. Each account will represent the respective PRO RATA number of full and fractional shares of the Turner Fund due to the shareholders of the Titan Fund. The Turner Fund does not issue share certificates to shareholders. Shares of the Turner Fund do not have preemptive or conversion rights. After the Reorganization, the Titan Fund will cease operations and terminate.

After the completion of the Reorganization, the Turner Fund may incur capital gains as a result of portfolio repositioning. Turner does not expect these gains to be significant.

Turner has acquired all of the interests in Titan LLC. An agreement dated as of June 29, 2001, pursuant to which Titan LLC and its members agreed to the sale of all of their interests in Titan LLC to Turner (the "Acquisition") has been executed by the parties thereto. In consideration for the Acquisition, members of Titan LLC received payments based on (i) the assets of the Titan Fund held in shareholder accounts directly with the Titan Fund at June 20, 2001 and as determined quarterly thereafter, for a period of five years; (ii) the assets of the Titan Fund held through fund "supermarket" accounts determined as of the date of the Reorganization; and (iii) purchases, after June 20, 2001, of Fund shares or shares of other funds managed by Turner by new shareholders associated with the former members of Titan LLC, where the accounts are held directly with the Turner Fund or with a fund managed by Turner. The Acquisition occurred on June 29, 2001 and was subject to various conditions. Robert E. Turner, a Trustee of the Turner Trust and the Chairman and Chief Executive Officer of Turner had a material interest in the Acquisition due to his relationship with Turner.

FEDERAL INCOME TAXES

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If it qualifies, shareholders of the Titan Fund will not recognize gain or loss, for federal income tax purposes, in the transaction; the tax basis of the Turner Fund shares received will be the same as the tax basis of the Titan Fund shares surrendered; and the holding period of the Turner Fund shares received will include the holding period of the Titan Fund's shares surrendered, provided that the shares surrendered were capital assets in the hands of the Titan Fund's shareholders at the time of the transaction. As a condition to the closing of the Reorganization, the Titan Fund will receive an opinion from counsel to that effect. Turner, on behalf of the Titan Fund, has not sought a tax ruling from the Internal Revenue Service. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including state and local tax consequences. Turner does not anticipate that securities transferred to the Turner Fund will be sold in significant amounts to carry out its investment policies or strategies.

CAPITALIZATION

The following table sets forth as of April 30, 2001: (i) the capitalization of each Fund; and (ii) the combined capitalization of the Turner Fund, assuming the Reorganization has occurred.

                                                                 NET ASSET VALUE       SHARES OUTSTANDING
                                             NET ASSETS             PER SHARE          ------------------
                                             ----------             ---------

Titan Financial Services Fund                $23,341,266               $19.76               1,181,390

Turner Future Financial Services             $   349,866               $11.27                  31,037
Fund

Combined-Turner Future                       $23,691,132               $19.76               1,199,098
Financial Services Fund

                          THE REORGANIZATION AGREEMENT

The Reorganization Agreement provides that all of the assets and liabilities of the Titan Fund will be transferred to the Turner Fund, a series of the Turner Trust, in return for Class I shares of the Turner Fund having an equivalent aggregate value. The assets of the Titan Fund will be transferred to Turner Fund at their current value on the date of the transaction, and the Class I shares provided in return will have a total value equal to the total value of the transferred net assets, again as of the transaction date. Finally, the Titan Fund will distribute the Class I shares received by it to its shareholders in a liquidating distribution.

The Reorganization Agreement provides that the PMP Trust will receive, prior to the closing, an opinion of counsel to the effect that: (i) the Turner Fund is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; (ii) the Turner Trust is an open-end management investment company registered under the 1940 Act; (iii) the execution, delivery and performance of the Reorganization Agreement has been duly authorized by all necessary action of the Turner Trust, and is a valid and binding obligation of the Turner Fund, subject to applicable bankruptcy, insolvency, fraudulent conveyance, and similar laws or court decisions regarding enforcement of creditors' rights generally; (iv) to the best of counsel's knowledge after reasonable inquiry, no consent, approval, order or other authorization of any federal or state court or administrative or regulatory agency is required for the execution or the performance of the Reorganization Agreement by the Turner Trust, for itself and on behalf of the Turner Fund, other than where the failure to obtain such consent, approval, order, or authorization would not have a material adverse affect on the operations of the Turner Trust or the Turner Fund; and (v) the Turner Fund shares to be issued in the Reorganization have been duly authorized and upon issuance thereof in accordance with the Reorganization Agreement, will be validly issued, fully paid and non-assessable.

In addition, the Turner Trust shall have received, prior to the closing, an opinion of counsel to the effect that: (i) the Titan Fund is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; (ii) the PMP Trust is an open-end management investment company registered under the 1940 Act; (iii) the execution, delivery and performance of the Reorganization Agreement has been duly authorized by all necessary action of the PMP Trust, and is a valid and binding obligation of the Titan Fund, subject to applicable bankruptcy, insolvency, fraudulent conveyance, and similar laws or court decisions regarding enforcement of creditors' rights generally; and (iv) to the best of counsel's knowledge after reasonable inquiry, no consent, approval, order or other authorization of any federal or state court or administrative or regulatory agency is required for the execution or the performance of the Reorganization Agreement by the PMP Trust, for itself and on behalf of the Titan Fund, other than where the failure to obtain such consent, approval, order, or authorization would not have a material adverse affect on the operations of the PMP Trust or the Titian Fund.

The Reorganization Agreement and the Reorganization may be abandoned without penalty at any time prior to the Effective Time of the Reorganization by resolution of the Board of the PMP Trust or of the Board of the Turner Trust (or at the discretion of the President of either entity) if circumstances should develop that, in the opinion of either Board (or the President of either entity), make it inadvisable to proceed with the Reorganization.

                         REASONS FOR THE REORGANIZATION

The PMP Trust's advisory contract on behalf of the Titan Fund with Titan LLC terminated on January 17, 2001, upon the death of Mr. Gilbert Giordano, the President and principal employee of Titan LLC. The Board of the PMP Trust approved a new agreement with Titan LLC effective January 18, 2001. The Board also appointed Harris Bretall Sullivan and Smith ("Harris Bretall") on January 25, 2001 to serve as interim subadviser to the Titan Fund. Both of these agreements were permitted pursuant to Rule 15a-4 under the 1940 Act. Rule 15a-4 allows a fund to retain an interim investment adviser if the agreement between the fund's former investment adviser and the fund has been unexpectedly terminated.

Under this rule, the newly-retained investment adviser to a fund is permitted to serve the fund under an investment advisory agreement that shareholders have not yet approved if (i) the fund's governing board has approved the agreement as specified in the 1940 Act, (ii) the compensation the investment adviser will receive does not exceed the compensation paid to the former investment adviser and (iii) shareholders approve the agreement within the 150 day period following the termination of the prior agreement.

The Harris Bretall and the Titan LLC agreements terminated on June 16, 2001 pursuant to the provisions of Rule 15a-4 under the 1940 Act.

Turner currently serves as interim adviser to the Titan Fund pursuant to a management agreement effective June 14, 2001, by and between the PMP Trust on behalf of the Titan Fund and Turner (the "Interim Agreement"). The Board re-approved the Interim Agreement on June 20, 2001 at an in-person meeting.

Turner and the PMP Trust have applied to the SEC for exemptive relief to allow Turner to serve as the interim adviser beyond the 150 day period pending shareholder approval. Turner has no assurance that the SEC will grant the requested relief.

The Reorganization has been proposed to enable the Titan Fund's assets to be merged with and into the Turner Fund. Because of the high degree of similarity between the Titan Fund and the Turner Fund, it would be more efficient to combine the Titan Fund with the Turner Fund than for Turner to continue to serve as interim adviser to the Titan Fund and adviser to the Turner Fund. The Trustees of the PMP Trust expect that merging the Titan Fund's assets with and into the Turner Fund should achieve operating efficiencies and realize economies of scale. In addition, the Trustees considered that Morgan, Lewis & Bockius LLP believes that the Reorganization will be tax-free to the Titan Fund's shareholders, and that Turner will bear all special costs relating to the Reorganization and the Interim Agreement, including the costs and expenses associated with preparing, printing and mailing this proxy statement and other solicitation materials related to the required approvals by the Titan Fund shareholders.

Turner has advised the Board of the PMP Trust that it does not expect to continue as adviser to the Titan Fund if the Titan Fund's shareholders fail to approve the Reorganization and the Interim Agreement. Turner has, however, agreed that if the Titan Fund's shareholders fail to approve the Reorganization and the Interim Agreement by the requisite vote, it will continue to serve as interim investment adviser to the Titan Fund for a reasonable period of time until a replacement adviser is selected or the Board chooses another course of action (including the liquidation of the Fund). In this regard, however, the Board believes that in such a case the prospects of finding another replacement adviser will be substantially diminished considering the amount of assets the Titan Fund likely will have and the Fund's history of interim advisers. Thus, a failure to approve the Reorganization by the requisite vote may in fact ultimately result in the liquidation of the Titan Fund.

The obligations of each of the PMP Trust and the Turner Trust to consummate the Reorganization are conditioned upon several customary conditions having been satisfied, including without limitation the approval of the Reorganization by the requisite number of the Titan Fund's shareholders. At the effective time of the Reorganization as defined in the Reorganization Agreement (the "Effective Time"), the Titan Fund will be merged with and into the Turner Fund, as a result of which the Turner Fund, as the surviving entity in the Reorganization, will acquire and assume all of the Titan Fund's assets and liabilities and issue shares of the Turner Fund to the former Titan Fund shareholders. The value of each shareholder's account with the Turner Fund immediately after the Reorganization will be the same as the value of such shareholder's account with the Titan Fund immediately prior to the Reorganization.

It will not be necessary for holders of certificates representing shares of the Titan Fund to exchange their certificates for new certificates representing the Turner Fund shares following consummation of the Reorganization. The Turner Fund will not issue new certificates after the Reorganization to the former Titan Fund shareholders. Titan Fund shareholders who have not been issued certificates and whose shares are held in an open account will automatically have those shares transferred to an open account of the Turner Fund and designated as Turner Fund shares.

                   CONSIDERATIONS OF THE TRUSTEES OF PMP TRUST

At meetings held on June 20, 2001 and July 17, 2001, the Trustees of the PMP Trust reviewed the Reorganization Agreement and determined that the Reorganization is in the best interests of the Titan Fund and its shareholders, and that the interests of the Titan Fund's shareholders will not be diluted as a result of the Reorganization. The Trustees determined to recommend that the shareholders of the Titan Fund approve the Reorganization Agreement, as well as the Interim Agreement.

During its review and deliberations, the Board of Trustees of the PMP Trust evaluated the potential benefits, detriments and costs to the Titan Fund and its shareholders of the proposed Reorganization. The Trustees carefully reviewed the terms and provisions of the Reorganization Agreement, the substantial similarity of the objectives, policies and restrictions of the Titan Fund and the Turner Fund, the tax consequences of the Reorganization to the Titan Fund and its shareholders, and the expense ratios of the Titan Fund and the Turner Fund. In evaluating Turner and the Reorganization, the Board reviewed materials furnished, and considered representations made, by Turner regarding its philosophy of management, history, performance expectations and methods of operation insofar as they related to the Turner Fund, and its prior performance as investment adviser to the Turner Fund and the other funds in the Turner Trust. In this regard, the Board noted the fact that Turner has been in operation since 1990 and has extensive experience managing investment companies, with approximately $9.766 billion in assets under management as of May 31, 2001 for investment companies and separate accounts.

In evaluating the proposed Reorganization, the Board determined that Titan Fund shareholders would likely benefit from affiliation with Turner for several reasons, including the financial strength of Turner, enhanced access to research, and Turner's larger technological infrastructure. The Board also considered the fact that potential benefits from the larger Turner organization were being obtained, including that the Titan Fund's shareholders, as shareholders of the Turner Fund following the Reorganization, would gain access to a broad array of mutual funds through the Turner Fund's exchange privilege. The Board considered the similarities and differences between the current investment objectives and policies of the Titan Fund and those of the Turner Fund, as described below, and concluded that the investment objectives and policies of the Titan Fund were similar to that of the Turner Fund.

The Board also considered the Titan Fund's current fee and expense structure and historical expense ratios as compared to those of the Turner Fund. The Board also reviewed the proposed fees as compared to those of comparable funds. The Board determined that the Turner's Fund's contractual investment advisory fees were within the range of rates for comparable funds and in addition, the combination of Turner's voluntary waivers and expense reimbursements and its use of directed brokerage to lower the Turner Fund's expenses resulted in total fund operating expenses that are lower than the Titan Fund's current operating expenses.

The Board also considered the agreement between Turner and Titan LLC pursuant to which Turner would bear all special costs relating to the Reorganization and the Interim Agreement, including the costs and expenses associated with preparing, printing and mailing this proxy statement and other solicitation materials related to the required approvals by the Titan Fund shareholders.

Turner and Titan LLC have assured the Board that they intend to comply with
Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. (The change in control of Titan LLC occurred upon the death of Mr. Giordano, the principal employee and owner of Titan LLC). First, for a period of three years after the transaction, at least 75% of the board members of the Turner Trust must not be interested persons of Turner or Titan LLC. Second, an "unfair burden" must not be imposed upon the Turner Fund and the Trustees of the Turner Fund as a result of such transaction or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden" is defined in
Section 15(f) to include any arrangement during the two-year period after the Reorganization whereby the investment adviser or any interested person of the adviser receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for such investment company). Turner and Titan LLC are not aware of any express or implied term, condition, arrangement or understanding that would impose an "unfair burden" on the Titan Fund as a result of the Acquisition. Turner has agreed that it and its affiliates will take no action that would have the effect of imposing an "unfair burden" on the Titan Fund as a result of the Acquisition.

In addition, the Titan Fund and the Turner Fund are "affiliated persons" of each other, as that term is defined in the 1940 Act by virtue of having a common investment adviser, Turner. The Board, including the Trustees who are not "interested persons" of the PMP Trust within the meaning of Section 2(a)(19) of the 1940 Act, considered and determined that the Titan Fund's participation in the Reorganization was in the best interests of the Titan Fund, and the interests of existing shareholders of the Titan Fund would not be diluted as a result of the Reorganization.

Based upon its evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board, including all its trustees that are not interested persons of the PMP Trust, unanimously determined that the transactions contemplated by the Reorganization are advisable and in the best interests of the Titan Fund and its shareholders, and that the interests of existing shareholders in the Titan Fund would not be diluted as a result of the transaction contemplated by the Reorganization, and recommended the approval of each of the Proposals by the shareholders at the Meeting. The Trustees of the Turner Trust, including those Trustees who are not "interested persons" of the Turner Trust within the meaning of the 1940 Act, also determined that participation in the Reorganization is in the best interests of the Turner Fund and its shareholders.

                THE BOARD OF TRUSTEES OF THE PMP TRUST RECOMMENDS
  THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT DESCRIBED IN THIS
                          PROSPECTUS/PROXY STATEMENT.


         COMPARISON OF THE INVESTMENT OBJECTIVES, POLICIES AND RISKS OF
                       THE TITAN FUND AND THE TURNER FUND

This section tells you about:

     o    The Turner Fund's investment objective

     o    The Turner Fund's investment policies and strategies

     o    The risks of investing in the Turner Fund

     o    The fees of the Turner Fund

     o    The Turner Trust

It compares this information with similar information about the Titan Fund and the PMP Trust. There is more information about the Turner Fund's investment practices in the Statement of Additional Information ("SAI") which legally is a part of this prospectus/proxy statement. For details about how to get other reports and information about the Turner Fund, see the back cover of this prospectus/proxy statement.

INVESTMENT OBJECTIVES

THE TITAN FUND. The Titan Fund's primary investment objective is to seek capital appreciation, and its secondary objective is to provide moderate income. The Titan Fund normally invests at least 65% of its total assets in equity securities of financial service companies.

THE TURNER FUND. The Turner Fund seeks long term capital appreciation. It attempts to achieve this objective by investing substantially all (at least 80% of the value of its total assets under normal market conditions) in common stocks and other equity securities of U.S. financial services companies.

SIGNIFICANT DIFFERENCES. The Turner Fund seeks to invest a higher percentage of its assets than does the Titan Fund in the equity securities of financial services companies. The Turner Fund does not have the objective of providing moderate income.

STRATEGIES AND RISKS

INVESTMENT STRATEGIES

THE TITAN FUND. The Titan Fund normally invests at least 65% of its total assets in equity securities of financial service companies, which include commercial and consumer banks, savings and loan institutions, insurance companies, finance companies, mortgage and other lenders, securities brokerage firms, credit card providers, service providers to the banking and financial services sectors, and holding companies for each of the foregoing.

The Titan Fund has concentrated its investments in equity securities of companies that, in Titan LLC's opinion, were undervalued from the standpoint of both book value and earnings. Titan LLC sought to identify companies whose prospects were deemed attractive on the basis of growth in earnings and assets and the companies' fundamentals. Titan LLC selected companies on the basis of book value, earnings, quality of assets, merger potential and franchise value (particularly in regard to banks and savings and loan institutions). Titan LLC paid particular attention to smaller banking institutions (with assets of $5 billion or less).

The Titan Fund also invested in mutual savings banks that had converted to publicly held companies. The Titan Fund endeavored to open deposit accounts with mutual savings and loan associations with the intention of subscribing to stock if the associations went public. The Titan Fund could invest up to 35% of its total assets in the equity securities of non-financial services companies.

THE TURNER FUND. The Turner Fund invests substantially all of its assets in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that Turner believes have above average growth potential or that are undervalued. These securities may be traded over the counter or listed on an exchange. The Turner Fund's investments are concentrated in the financial services industry. The Turner Fund's portfolio manager considers a company to be within the financial services industry only if it derives a significant portion of its revenues from that industry. Turner also invests the Turner Fund's assets in financial services companies that it believes to be potential merger or acquisition targets. The Turner Fund is "non-diversified," which means that it may invest in the securities of fewer issuers than a diversified fund. The Turner Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

SIGNIFICANT DIFFERENCES. The Turner Fund is non-diversified, which means that it may concentrate its investments in fewer issuers than the Titan Fund does. The Titan Fund may invest up to 35% of its assets in non-financial services companies, while the Turner Fund normally would not invest more than 20% of its assets in these companies. Also, the Titan Fund's former adviser and former interim sub-adviser may have had a different style in selecting investments than the Turner Fund's adviser (who recently began managing the Titan Fund's assets). Depending on market, economic, and other factors, one investment style may lead to better performance than another. The Turner Fund also invests in technology-oriented financial services companies, both current and emerging, to a greater degree than the Titan Fund.

RISKS

THE TITAN FUND. Because the Titan Fund invests in equity securities, it is subject to market risk - the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, or sector of the economy or the market as a whole.

The Titan Fund invests in small and medium sized-companies. Investing in securities of small and medium-sized companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes. Small companies may have limited markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

Because the Titan Fund concentrates its investments in a particular sector, the value of its shares may be subject to greater risks than the shares of a fund whose portfolio is not so concentrated. The shares of financial services companies are particularly affected by economic, legislative and regulatory developments affecting the financial services sector as well as movements in interest rates. Financial services stocks therefore may decline in value even if the overall market is doing well. Financial services companies tend to be more interest rate sensitive than other stocks. As interest rates increase, financial services stocks tend to decline in value.

The financial services sector may be more subject to government regulation than many other sectors. Changes in governmental policies and the need for regulatory approval may have a material effect on the services of this sector. Banks, savings and loan institutions and financial companies are subject to extensive governmental and, in some cases, state regulations which may limit both the financial commitments they can make, including the amounts and types of loans and the interest rates and fees they can charge.

The Titan Fund also invests in insurance companies, which are also subject to extensive governmental regulation, including the imposition of maximum rate levels, which may be inadequate for some lines of business. The performance of insurance companies will be affected by interest rates, severe competition in the pricing of services, claims activities, marketing competition and general economic conditions. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change.

THE TURNER FUND. Because the Turner Fund purchases equity securities, the Turner Fund also is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Turner Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Turner Fund.

The Turner Fund's investments also are concentrated in the financial services sector. The Turner Fund is subject to the risk that the financial services sector will underperform the broader market, as well as the risk that issuers in that sector will be affected by market conditions, legislative or regulatory changes, or competition. The Turner Fund also may be more susceptible to changes in interest rates and other market and economic factors that affect financial services firms, including the effect of interest rate changes on the share prices of those financial service firms. The Turner Fund may invest in merger candidates. In addition, if Turner incorrectly predicts that a company will be involved in a merger or other transaction, the Turner Fund may lose any premium it paid for these stocks, and ultimately may realize a lower return than if the company is not involved in a merger or acquisition transaction.

The Turner Fund is subject to the further risk that the stocks of technology-oriented financial services companies, both current and emerging, may underperform other segments of the equity market or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause financial services companies to become increasingly sensitive to short product cycles and aggressive pricing.

The Turner Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Turner Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

SIGNIFICANT DIFFERENCES: Both Funds are concentrated in the financial services sector and have similar risks relating to the securities in that sector. However, as a nondiversified fund, the Turner Fund is exposed to the risk that a decline in the prices of a few companies in its portfolio will have a greater effect on the Turner Fund's share price than if the Turner Fund were diversified, as the Titan Fund is. The Turner Fund also invests in technology-oriented financial services companies, both current and emerging, to a greater degree than the Titan Fund does. These companies' share prices may be more volatile than more traditional financial services companies, which could cause the Turner Fund's share price to be more volatile.

PERFORMANCE

The table below provides the average annual total return for the Titan Fund and the Turner Fund for selected time periods. Additional information about the Titan Fund and the Turner Fund is contained in the Statement of Additional Information relating to this prospectus/proxy statement, and in the Prospectus for each Fund. How the Titan Fund and the Turner Fund have performed in the past does not necessarily indicate how the Turner Fund will perform in the future, especially because the Turner Fund has different advisory fee arrangements than the Titan Fund.

TITAN FUND

   Average Annual Total Return for Periods Ended December 31, 2000

                          TITAN FINANCIAL SERVICES FUND          S&P 500 INDEX**
                          -----------------------------          -------------

   1 Year                                 31.28%                        9.10%
   Since Inception*                       23.19%                       13.93%

*    The Titan Fund commenced operations on May 22, 1996.
** The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.

TURNER FUND

   Average Annual Total Return for Periods Ended December 31, 2000

                     TURNER FUTURE FINANCIAL SERVICES FUND         S&P FINANCIALS INDEX**
                     -------------------------------------         --------------------

   1 Year                            27.33%                               26.08%
   Since Inception*                  12.43%                               15.87%

* The Turner Fund commenced operations on October 20, 1997. The shareholders of the Penn Capital Select Financial Services Fund (now the Turner Fund) voted to approve Turner as that Fund's investment adviser on January 12, 2001. Turner began operations as the Turner Fund's investment adviser on January 16, 2001. The performance shown reflects the performance of Penn Capital Management Company, Inc., the Turner Fund's former adviser, prior to that date and represents some indication of the risks and volatility of an investment in the Turner Fund. As a result, you should review performance information within the overall context of the investment adviser change. Turner has been managing the Turner Fund since January 16, 2001 and is not responsible for the Fund's performance before that date.

**The calculation date for the S&P Financials Index is October 31, 1997.

FUND MANAGEMENT

Turner serves as investment adviser to the Turner Fund and 19 other funds in the Turner Trust family. Turner a professional investment management firm founded in 1990. As of May 31, 2001, Turner had approximately $9.766 billion in assets under management. Robert E. Turner is Chairman, Chief Executive Officer and Chief Investment Officer of Turner. He has held this position since the founding of Turner Investment Partners and has been in the investment business since 1982. Turner's principal business address is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312, phone (800) 224-6312.

Listed below are the names and principal occupations of each of the directors and the principal executive officers of Turner. The principal business address of each director and the principal executive officers, as it relates to their duties at Turner, is 1235 Westlakes Drive, Suite 350, Berwyn, PA, 19312.

     NAME                               TITLE
     ----                               -----

     Robert E. Turner          Chairman and Chief Investment Officer
     Stephen J. Kneeley        President and Chief Operating Officer
     John H. Grady, Jr.        General Counsel - Chief Legal Officer
     Thomas R. Trala           Treasurer
     Mark D. Turner            Vice Chairman, Senior Portfolio Manager

Turner serves as the investment adviser for the Turner Fund under an investment advisory agreement with the Turner Trust (the "Advisory Agreement"). Under the Advisory Agreement, Turner continuously reviews, supervises and administers the Turner Fund's investment program, subject to the supervision of, and policies established by, the Turner Trust's Board. For its services, Turner is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Turner Fund, subject to the performance fee arrangement described below.

The advisory fees the Turner Fund pays to Turner provide for performance-based fees. The Turner Fund will pay Turner an advisory fee that increases if the Turner Fund outperforms its benchmark index by a certain percentage, and decreases if the Turner Fund under performs its benchmark index by an equal percentage. This fee will not exceed 1.25% or be lower than 0.75%, depending on whether the Turner Fund outperforms its benchmark by 3% or more, or underperforms its benchmark by 3% or more, respectively. The Titan Fund, in contrast, does not have a performance fee arrangement.

A team consisting of Chris Perry, the lead manager, and Frank Susternic, the co-manager manages the Turner Fund. Mr. Perry also is a co-manager of the Turner Healthcare & Biotechnology Fund. Mr. Perry, CFA, is a Senior Security Analyst at Turner and joined Turner in 1998. Before that, he was a Research Analyst with Pennsylvania Merchant Group. Mr. Perry has 11 years of investment experience. Mr. Susternic, CFA, is a Senior Equity Portfolio manager at Turner. He also serves as lead manager of the Turner Micro Cap Growth Fund and the Turner Healthcare & Biotechnology Fund, and is a co-manager of the Turner Small Cap Growth Fund. Mr. Susternic joined Turner in 1994. Before that, he was an Investment Officer and fund manager with First Fidelity Bank Corporation. Mr. Susternic has 12 years of investment experience.

Turner started managing the Turner Fund's assets in January 2001. The Fund's performance since that time is set forth below. Past performance is not indicative of future results.

               FUND TOTAL RETURN FOR PERIODS ENDING JUNE 30, 2001

                One Month                           3.48%

                Three Months                       12.87%

                Six Months                         29.41%

FUND TRANSACTIONS

THE FOLLOWING DESCRIPTION RELATES TO TURNER'S RESPONSIBILITIES AS THE INTERIM INVESTMENT ADVISER FOR THE TITAN FUND AND THE INVESTMENT ADVISER FOR THE TURNER FUND.

Turner determines which securities the Funds purchase and sell, and which broker-dealers are eligible to execute each Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in Turner's opinion, a better price and execution can otherwise be obtained by using a broker for the transaction.

Turner also may buy securities directly from issuers or from underwriters for the Funds. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities the Funds hold, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession the issuer pays to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, Turner uses its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances when it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, the adviser may consider those broker-dealers that furnish or supply research and statistical information to the adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. Turner considers such information, which is in addition to and not in lieu of the services it must perform under the advisory agreement with each Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds, subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is Turner's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, Turner also gives weight to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to Turner, even if the specific services are not directly useful to the Funds and may be useful to Turner in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, Turner may cause the Funds therefore to pay a higher commission or spread than would be the case if Turner gave no weight to the furnishing of these supplemental services, provided that Turner has determined in good faith the amount of the commission or spread is reasonable in relation to the value of the brokerage and/or research services the broker-dealer provides. The standard of reasonableness is to be measured in light of Turner's overall responsibilities to the Funds.

Investment decisions for each Fund are made independently from those of other client accounts or mutual funds that Turner manages or advises. Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts or mutual funds. In that event, the position of a Fund and the client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in that security will be allocated between the Fund and all such client accounts or mutual funds in a manner that Turner deems equitable, taking into account the respective sizes of the accounts and the amount being purchased or sold. In some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.

Turner does not effect securities transactions for the Funds through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Funds, although Turner may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

With respect to the Turner Fund, Turner also selects brokers based on their willingness to agree to pay certain Turner Fund expenses in return for the direction of a portion of the Turner Fund's brokerage business. As a result of these arrangements, the Turner Fund's expenses should be reduced, which in turn will reduce the cost to Turner of its voluntary expense ceiling.

MANAGER OF MANAGERS OPTION

In the future, the Turner Trust and Turner may seek to achieve the Turner Fund's investment objective by using a "manager of managers" structure. Under a manager of managers structure, Turner would act as investment adviser in much the same way as it currently does. However, as a manager of managers, Turner would be permitted, subject to direction from and oversight by the Turner Trust's Board, to allocate and reallocate assets to one or more sub-advisers, and to recommend that the Turner Trust's Board hire, terminate or replace sub-advisers without shareholder approval. By reducing the number of shareholder meetings that may have to be held to approve new or additional sub-advisers, Turner anticipates that there will be substantial potential cost savings, as well as the opportunity to achieve certain management efficiencies.

Before it can operate using a manager of managers structure, the Turner Trust will have to obtain exemptive relief from the SEC to permit such an arrangement. An application has been submitted to the SEC to obtain such an order. Turner has no assurance, however, that it will be granted. The initial shareholder of the Turner Fund voted to vest authority to implement a manager of managers structure with the Turner Trust's Board and this structure may be adopted without shareholder approval. However, shareholders of the Turner Fund will be given at least 30 days' prior written notice of any such change, and any such change would only be made if the Turner Trust's Board determines that it would be in the best interests of the Turner Fund and its shareholders. In making that determination, the Trustees will consider, among other factors, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies.

The Titan Fund does not operate under a manager of managers structure.

COMPARISON OF FEES AND EXPENSES

The following tables compare the shareholder transaction fees and the annual operating expenses, including advisory fees, of the Titan Fund to those of the Turner Fund. The tables also show annual operating expenses assuming the Reorganization has occurred.

                          SHAREHOLDER TRANSACTION FEES
                    (Fees paid directly from your investment)

                                    TITAN FINANCIAL SERVICES FUND       TURNER FUTURE FINANCIAL SERVICES FUND
                                    -----------------------------       -------------------------------------
Redemption Fee
(as   a   percentage   of   amount                1.00%*                                  2.00%**
redeemed, if applicable)

*    Applies to redemptions within one year of purchase.

** Applies to redemptions within 90 days of purchase. At this time, purchases of shares of the Turner Fund, including shares received in the Reorganization, will not be subject to the redemption fee described above. The Turner Fund will notify all existing shareholders if and when it has decided to implement the fee.

OPERATING FEES AND EXPENSES

                            ANNUAL OPERATING EXPENSES
                      (Expenses deducted from Fund assets)

                                                                                     COMBINED-
                               TITAN FINANCIAL SERVICES FUND     TURNER FUND        TURNER FUND
                               -----------------------------     -----------        -----------
Investment Advisory Fees                  1.00%                     1.00%*              1.00%*

12b-1 Fees                                0.25%                     None                  None

Other Expenses                            0.86%                    40.09%                0.68%

Total Annual Fund Operating
 Expenses                                 2.11%                    41.09%**              1.68%



*The advisory fee is subject to a performance adjustment based on the Turner Fund's performance relative to the performance of the S&P Financials Index, the Fund's benchmark. An index measures the market price of a specific group of securities in a market sector. The S&P Financials Index is a capitalization-weighted index designed to measure the performance of the stocks in the financial sector of the Standard & Poor's 500 Index.

If the Turner Fund outperforms its benchmark by a set amount, Turner will receive higher advisory fees. Conversely, if the Turner Fund underperforms its benchmark by the same amount, Turner will receive lower advisory fees. Accordingly, the overall fee may range from 0.75% to 1.25% depending on the Turner Fund's performance. The Turner Fund's SAI contains detailed information about its benchmark, as well as any possible performance-based adjustments to advisory fees.

** TURNER HAS VOLUNTARILY COMMITTED TO WAIVE ADVISORY FEES AND REIMBURSE EXPENSES TO KEEP THE TURNER FUND'S "TOTAL ANNUAL OPERATING EXPENSES" FROM EXCEEDING 1.40%. Effective January 31, 2002, the Adviser has voluntarily committed to waive advisory fees and reimburse expenses to keep the Fund's "other expenses" from exceeding 0.40%; Turner may discontinue this arrangement at any time but has no present intent to do so.

Turner has arrangements with certain broker-dealers who have agreed to pay certain Turner Fund expenses in return for the direction of a portion of the Turner Fund's brokerage business. As a result of these arrangements, the Turner Fund's expenses should be reduced, which in turn will reduce the cost to Turner of its voluntary expense ceiling. The use of directed brokerage arrangements may result in the Turner Fund's total annual operating expenses being reduced below the level Turner voluntarily has committed to maintain. In the Turner Fund's last fiscal year, these arrangements together with Turner's waivers ultimately reduced the Turner Fund's total annual operating expenses from 41.09% to 1.40%.

The Total Annual Fund Operating Expenses of the Turner Fund, both before and after waivers, are expected to decrease as a result of the Reorganization. Thus, after the Reorganization former Titan Fund shareholders should pay lower fees on their investment in the Turner Fund as compared to their investment in the Titan Fund, even if Turner outperforms its benchmark and earns a higher advisory fee.

EXAMPLE

This example is intended to help you compare the cost of investing in the Titan Fund with the cost of investing in the Turner Fund. The example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 Year     3 Years     5 Years     10 Years

TITAN FINANCIAL SERVICES FUND                             $  314     $  661      $1,134      $2,441
TURNER FUTURE FINANCIAL SERVICES FUND*                    $3,368     $6,895      $8,336      $9,225
COMBINED - TURNER FUTURE FINANCIAL SERVICES FUND          $  314     $  661      $1,134      $2,441

* Based on the Turner Fund's operating expenses after reflecting Turner's voluntary committment to limit the Fund's expenses to 1.40%, your costs would be: 1 year $143, 3 years $443, 5 years $766 & 10 years $1,680.

SHAREHOLDER INFORMATION

THE TURNER FUND

     PURCHASING SHARES: The minimum initial investment in the Turner Fund, and in the other 18 Funds in the Turner Trust, is $2,500. The minimum subsequent investment is $50. The Turner Trust also offers a systematic investment plan: investors may buy Class I shares of any Fund in the Turner Trust through an automatic deduction from a bank account. The minimum monthly investment in this plan is $100.

     EXCHANGING SHARES: Shareholders may exchange shares of the Turner Fund for another Fund in the Turner Trust of the same class. Currently there are 20 Funds in the Turner Trust.

     REDEEMING SHARES: Redemptions may be made by telephone or by mail. The Turner Trust also offers a systematic withdrawal plan: shareholders with at least $2,500 in their account may arrange for monthly, quarterly, semi-annual, or annual withdrawals of at least $50 from any fund. The proceeds may be mailed or electronically transferred to a bank account. The Turner Fund may redeem the shares in an account if the value of the account is less than $1,000. Shareholders will receive at least 60 days notice, to allow them to add to their account.

The Trustees of the Turner Trust have authorized the Turner Fund to impose a 2% fee on redemptions within 90 days of purchase if necessary to control market timing activities that might injure the Fund. To date the Turner Fund has not implemented this fee.

THE TITAN FUND

     PURCHASING SHARES: The minimum initial investment in the Titan Fund is $5,000. The minimum subsequent investment is $100. The Titan Fund also offers a systematic investment plan: investors may buy shares of the Titan Fund through an automatic deduction from a bank account. The minimum monthly investment in this plan is $100.

     EXCHANGING SHARES: Titan Fund shareholders may exchange their shares only for shares of the Start Treasury Fund, a money market fund affiliated with the Titan Fund's custodian. Exchanges must be in amounts of $1,000 or more.

     REDEEMING SHARES: Redemptions may be made by telephone or by mail. The Titan Fund also offers a systematic withdrawal plan: shareholders with at least $10,000 in their account may arrange for monthly, quarterly, semi-annual, or annual withdrawals of at least $50 from any fund. The proceeds may be mailed or electronically transferred to a bank account. The Titan Fund may redeem the shares in an account if the value of the account is less than $2,000 because of redemptions. Shareholders receive at least 30 days notice, to allow them to add to their account.

The Titan Fund imposes a fee of 1% on the redemption of Fund shares within one year of their initial purchase.

DIVIDEND POLICIES

THE TITAN FUND. The Titan Fund distributes dividends and capital gains, if any, at least annually, typically after year end. The Titan Fund makes another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

THE TURNER FUND. The Turner Fund also distributes its investment income and capital gains, if any, annually as a dividend to shareholders. The Turner Fund's fiscal year end is September 30, and shareholders can expect distributions to be declared during the first week of December.

                          DESCRIPTION OF THE PMP TRUST

The PMP Trust was organized under Massachusetts law as a business trust on February 17, 1987 pursuant to a Declaration of Trust dated February 17, 1987, as amended and restated on May 20, 1988 and April 12, 1991. The PMP Trust also is governed by its By-Laws and applicable Massachusetts law. The PMP Trust is an open-end management investment company registered under the 1940 Act, and has authorized capital consisting of an unlimited number of units of beneficial interest without par value. The Titan Fund has one class of shares. The Titan Fund is a duly organized and validly existing separate series of the PMP Trust.

                         DESCRIPTION OF THE TURNER TRUST

The Turner Trust was organized under Massachusetts law as a business trust pursuant to an Agreement and Declaration of Trust dated January 26, 1996, as amended on February 21, 1997. The Turner Trust is an open-end management investment company registered under the 1940 Act and has authorized capital consisting of an unlimited number of units of beneficial interest, each with a par value of $.00001. The Turner Fund currently has only one class of shares - Class I shares, although certain other funds in the Turner Trust offer two classes of shares - Class I shares and Class II shares. The Turner Fund is a duly organized and validly existing series of the Turner Trust.


                             ADDITIONAL INFORMATION

The Turner Trust and the PMP Trust each have a different administrator, transfer agent, custodian, distributor, Board of Trustees, and principal executive officers.

THE ADMINISTRATOR

THE PMP TRUST. The Titan Fund has an Administration Agreement with Investment Company Administration, LLC (the "PMP Administrator") with offices at 4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. The PMP Administrator prepares reports and filings for the Fund, oversees the activities of the Fund's servicing agents and performs additional services as needed. For its services, the PMP Administrator receives a fee from the Titan Fund, which is paid monthly, at the following annual rate:

     AVERAGE NET ASSETS                            FEE OR FEE RATE
     ------------------                            ---------------
     Under $15 million                           $30,000
     $15 to $50 million                          0.20% of average net assets
     $50 to $100 million                         0.15% of average net assets
     $100 million to $150 million                0.10% of average net assets
     Over $150 million                           0.05% of average net assets

THE TURNER TRUST. SEI Investments Mutual Funds Services (the "Turner Administrator") provides the Turner Fund with administrative services similar to those that the PMP Administrator provides to the Titan Fund. These services include preparing regulatory reports and providing all necessary office space, equipment, personnel, and facilities.

For these administrative services, the Turner Administrator is entitled to a fee from the Turner Trust, which is calculated daily and paid monthly, at the annual rates set forth below. The Turner Fund is subject to a minimum annual administration fee of $65,000.

     AVERAGE NET ASSETS                          FEE RATE
     ------------------                          ---------------
     Up to $250 million                          0.09% of average net assets
     Next $250 million                           0.07% of average net assets
     Next $250 million                           0.06% of average net assets
     Nest $1.25 million                          0.05% of average net assets
     Over $2 billion                             0.04% of average net assets

The Turner Administrator also serves as shareholder servicing agent for the Funds in the Turner Trust under a shareholder servicing agreement.

THE CUSTODIAN AND TRANSFER AGENT

THE PMP TRUST. First Institutional Custody Services, located at 425 Walnut St., Cincinnati, Ohio 45201 acts as custodian of the securities and other assets of the Titan Fund. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132 acts as the Titan Fund's transfer and shareholder service agent.

THE TURNER TRUST. First Union National Bank, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian of the Turner Fund. DST Systems, Inc., 330 W. 9th Street, Kansas City, Missouri 64105, serves as the transfer agent and dividend disbursing agent for the Turner Fund.

THE DISTRIBUTOR

THE PMP TRUST. First Fund Distributors, Inc. (the "PMP Distributor") 4455 E. Camelback Rd., Suite 261E, Phoenix, AZ 85018 acts as the Titan Fund's distributor.

The Titan Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act, under which the Titan Fund pays its adviser as Distribution Coordinator a fee, which is accrued daily and paid monthly, at the annual rate of up to 0.25% of the Titan Fund's average daily assets.

THE TURNER TRUST. SEI Investments Distribution Co. (the "Turner Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Turner Administrator, acts as distributor for the Turner Fund. The Turner Distributor receives no compensation for distribution of shares of the Turner Fund.

The Turner Fund has not adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act.

THE BOARD OF TRUSTEES AND PRINCIPAL EXECUTIVE OFFICERS

THE TITAN FUND.


The Trustees of the PMP Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Titan Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and principal executive officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Steven J. Paggioli* (04/03/50) - President and Trustee, 915 Broadway, New York, New York 10010. Executive Vice President, Investment Company Administration, LLC (mutual fund administrator and the Titan Fund's administrator); Vice President and Secretary, First Fund Distributors, Inc. (a registered broker-dealer and the Titan Fund's Distributor); Vice President, Advisors Series Trust; Trustee, Managers Funds; Secretary, Investec Funds.

Dorothy A. Berry (08/12/43) - Chairman and Trustee, 4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook (09/10/39) - Trustee, 4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel (05/23 /38) - Trustee, 4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington (06/01/44) - Trustee, 4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky* (6/17/47) - Treasurer, 2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, Investment Company Administration, LLC (mutual fund administrator and the Titan Fund's administrator) since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992-1996).

Robin Berger* (11/17/56) - Secretary, 915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group since June 1993. The Wadsworth Group is an affiliate of Investment Company Administration, LLC, the Titan Fund's administrator.

Robert H. Wadsworth* (01/25/40) - Vice President, 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President, Robert H. Wadsworth & Associates, Inc. (an affiliate of Investment Company Administration, LLC, the Titan Fund's administrator), Investment Company Administration, LLC (mutual fund administrator and the Titan Fund's administrator) and First Fund Distributors, Inc. (a registered broker-dealer and the Titan Fund's Distributor); Vice President, Advisors Series Trust; President and Trustee, Trust for Investment Managers; Director, Germany Fund, Inc., New Germany Fund, Inc., Central European Equity Fund, Inc. and Deutsche Funds, Inc.


------------
*    Indicates an "interested person" of the PMP Trust as defined in the 1940
     Act.

THE TURNER FUND.

The Trustees of the Turner Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Turner Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The Trustees and Executive Officers of the Turner Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Robert E. Turner (11/26/56) - Trustee* + - Chairman and Chief Investment Officer of Turner Investment Partners, Inc. since 1990.

Alfred C. Salvato (01/09/58) - Trustee - Treasurer, Thomas Jefferson University Health Care Pension Fund, since 1995, and Assistant Treasurer, 1988-1995.

Janet F. Sansone (08/11/45) - Trustee - Self-employed, Consultant since 1999. Senior Vice President of Human Resources of Frontier Corporation
(telecommunications company), (1993-1999).

John T. Wholihan (12/12/37) - Trustee - Professor, Loyola Marymount University, since 1984.

Stephen J. Kneeley (02/09/63) + - President and Chief Executive Officer - Chief Operating Officer of Turner Investment Partners, Inc. since 1990.

John H. Grady, Jr. (06/01/61) + - Vice President & Assistant Secretary - General Counsel and Chief Legal Officer for Turner Investment Partners, Inc. since February 2001. Partner, Morgan, Lewis & Bockius LLP (October 1995 -January
2001).

Janet Rader Rote (08/24/60) + - Vice President and Assistant Secretary - Director of Compliance of Turner Investment Partners, Inc. since 1992.

Brian M. Ferko (05/6/71) - Vice President & Assistant Secretary - Product Manager for the Turner Funds since 1997. Relationship Manager, SEI Investments Mutual Funds Services (mutual fund administrator and the Turner Fund's administrator) (1995-1997). Registered Representative for SEI Investments Distribution Co. (a registered broker-dealer and the Turner Fund's distributor) since 1995.

James W. Jennings (01/15/37) - Secretary - Partner, Morgan, Lewis & Bockius LLP, counsel to the Turner Trust, Turner Investment Partners, Inc., SEI Investments Mutual Funds Services and SEI Investments Distribution Co.

Todd B. Cipperman (02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments Mutual Funds Services and SEI Investments Distribution Co. since 1995. Associate, Dewey Ballantine, 1994-1995. Associate, Winston and Strawn, 1991-1994.

John Leven (1/2/57) - Controller and Chief Accounting Officer - Vice President and Secretary, Director of Funds Accounting of SEI Investments Mutual Funds Services since March 1999; Division Controller, First Data Corp., February 1998 to March 1999; Corporate Controller, FPS Services (mutual funds servicing company), February 1993 to February 1998; Treasurer, FPS Broker Services, Inc. from march 1993 to December 1998.

Lydia A. Gavalis (06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments Company since 1998 (an affiliate of SEI Investments Mutual Funds Services and SEI Investments Distribution Co.). Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

William E. Zitelli, Jr. (6/14/68) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments Mutual Funds Services and SEI Investments Distribution Co. since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 - 2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994- 1997).

Timothy D. Barto (3/28/68) - Vice President and Assistant Secretary - Employed by SEI Investments Company since October 1999 (an affiliate of SEI Investments Mutual Funds Services and SEI Investments Distribution Co.). Vice President and Assistant Secretary of SEI Investments Mutual Funds Services and SEI Investments Distribution Co. since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).

Christine M. McCullough (12/2/60) - Vice President and Assistant Secretary-Employed by SEI Investments Company since November 1, 1999 (an affiliate of SEI Investments Mutual Funds

Services and SEI Investments Distribution Co.). Vice President and Assistant Secretary of SEI Investments Mutual Funds Services and SEI Investments Distribution Co. since December 1999. Associate at White and Williams LLP (1991-1999). Associate at Montgomery, McCracken, Walker & Rhoads (1990-1991).

Toni C. Neff (04/15/68) - Vice President and Assistant Secretary- Compliance Officer for Turner Investment Partners, Inc. since March 2000. Analyst for the Penn Mutual Life Insurance Co. (October 1999-January 2000). Compliance Officer for Capital Analysts Inc. (February 1999-October 1999). Securities Industry Examiner, NASD Regulation (September 1997-February 1999). Law Clerk at Bealsy, Casey & Erbstein (October 1996-September 1997).

------------
* Indicates an "interested person" of the Turner Trust as defined in the 1940
Act.

+ Indicates an officer or Trustee of the Turner Trust who also is an officer, employee or director of Turner Investment Partners, Inc.

                  ADDITIONAL INFORMATION ABOUT THE TURNER FUND

You may obtain additional information about the Turner Fund in the following ways:

PROSPECTUS

The Turner Fund has a Prospectus that contains information about its operation and management. The Prospectus dated January 31, 2001, as amended May 1, 2001, is on file with the Securities and Exchange Commission, and is incorporated herein by reference. A copy follows this prospectus/proxy statement.

STATEMENT OF ADDITIONAL INFORMATION

In addition to the Prospectus, the Turner Fund has a Statement of Additional Information ("SAI") that contains additional, more detailed information about the Turner Fund. The SAI dated January 31, 2001, as amended May 1, 2001, is on file with the Securities and Exchange Commission and is incorporated by reference into this prospectus/ proxy statement.

SHAREHOLDER REPORTS

The financial statements of the Turner Fund contained in the Turner Fund's Annual Report to shareholders for the fiscal year ended September 30, 2000, has been audited by Ernst & Young LLP, its independent auditors. Also, unaudited financial statements of the Turner Fund are contained in the Turner Fund's most recent Semi-Annual Report to shareholders for the period ended March 31, 2001. These financial statements are incorporated by reference into this prospectus/proxy statement insofar as they relate to the Turner Fund, and not to any other series that are a part of the Turner Trust and described therein. A copy of the Turner Fund's Annual Report, which includes discussions of the performance of the Turner Fund, and the most recent Semi-Annual Report, may be obtained by writing the Turner Fund at P.O. Box 219805, Kansas City, Missouri 64121-9805, or by calling 1-800-224-6312. The Turner Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance herewith files reports and other information with the SEC.

                     ADDITIONAL INFORMATION ABOUT BOTH FUNDS

Information about the Turner Fund and the Titan Fund, including their respective Prospectuses, SAIs, and shareholder reports, may be obtained from the SEC in any of the following ways: (1) in person: you may review and copy documents in the SEC's Public Reference Room in Washington D.C. (for information call 1-202-942-8090); or at 7 World Trade Center, Suite 1300, New York, NY, 10048;
(2) online: you may retrieve information from the SEC's web site at "http://www.sec.gov"; (3) mail: you may request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549; or (4) e-mail: you may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Turner Trust's 1940 Act registration number is 811-8104 and the PMP Trust's 1940 Act registration number is 811-5037.


                               SHAREHOLDER RIGHTS

SHARES

The PMP Trust is authorized to issue an unlimited number shares of beneficial interest, with no par value, from an unlimited number of series (portfolios) of shares. The shares of each Fund in the Trust have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

The Turner Trust is authorized to issue an unlimited number shares of beneficial interest, with a par value of $.00001, from an unlimited number of series (portfolios) of shares. The shares of each Turner Fund in the Turner Trust have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

SHAREHOLDER VOTING

Shareholders of the Turner Fund have identical voting rights. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares. The shares of each Fund have non-cumulative voting rights, which means the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if the holders choose to do so. At shareholder meetings, the holders of 40% of a series' shares entitled to vote at the meeting generally constitute a quorum. Shareholders of a class, where multiple share classes are issued and outstanding, have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares, and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

Shareholders of the Titan Fund have the same voting rights as shareholder of the Turner Fund described above.

SHAREHOLDER MEETINGS

Annual meetings of shareholders of the Titan Fund have not been held, but special meetings of shareholders may be held under certain circumstances. Ten percent or more of the Titan Fund's shareholders have the right to call a meeting to vote on the election or removal of Trustee(s) of the Titan Fund. The Titan Fund will assist in shareholder communications in these matters to the extent required by law.

Annual meetings of shareholders of the Turner Fund will not be held, but special meetings of shareholders may be held under certain circumstances. A meeting will be held to vote on the removal of a Trustee(s) of the Turner Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Turner Fund. The Turner Fund will assist in shareholder communications in these matters to the extent required by law.

ELECTION AND TERM OF TRUSTEES

The PMP Trust's Board of Trustees supervises the Titan Fund's affairs under the laws governing business trusts in the Commonwealth of Massachusetts. Trustees of the PMP Trust are elected by a majority vote of a quorum cast by written ballot at the regular meeting of shareholders, if any, or at a special meeting held for that purpose. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Consistent with the 1940 Act, shareholders have the power to remove Trustees and have the power under the PMP Trust's governing documents to elect successor Trustees. Ten percent or more of the Titan Fund's shareholders have the right to call a meeting to vote on the election or removal of Trustee(s) of the Titan Fund.

The Turner Trust's Board of Trustees supervises the Turner Fund's affairs under the laws governing business trusts in the Commonwealth of Massachusetts. Trustees of the Turner Trust are elected by a majority vote of a quorum cast by written ballot at the regular meeting of shareholders, if any, or at a special meeting held for that purpose. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to be cast for the election of directors and may elect a successor to fill a resulting vacancy. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

SHAREHOLDER LIABILITY

Shareholders of the Titan Fund generally are not personally liable for the acts, omissions or obligations of the PMP Trust's Trustees or of the Trust. Shareholders of the Turner Fund generally are not personally liable for acts, omissions or obligations of the Turner Trust's Trustees or of the Turner Trust.

LIABILITY OF TRUSTEES

The PMP Trust's Declaration of Trust states that the Trustees shall not be personally liable for any obligation of the Titan Fund. The Titan Fund will indemnify its Trustees and officers out of Titan Fund assets against all liabilities and expenses except for liabilities arising from such person's self-dealing, willful misconduct or recklessness.

The Turner Trust's Declaration of Trust states that the Trustees shall not be responsible or liable for any neglect or wrongdoing of any officer, agent, employee, investment adviser, administrator, principal underwriter, or custodian, nor will any Trustee be responsible for the act or omission of another Trustee. The Turner Fund will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                                  LEGAL MATTERS


Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103, serves as counsel to the Turner Trust and Turner. Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, CA 94104, serves as counsel to the PMP Trust and the Titan Fund.

THE BOARD OF TRUSTEES OF THE PMP TRUST RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT DESCRIBED IN THIS PROSPECTUS/PROXY STATEMENT.

                                   PROPOSAL 2

APPROVAL OF THE INTERIM AGREEMENT

Turner currently serves as interim adviser to the Titan Fund pursuant to a management agreement that became effective June 17, 2001, by and between the PMP Trust on behalf of the Titan Fund and Turner (the "Interim Agreement"). The Board is recommending that you approve the Interim agreement. The PMP Trust's advisory contract on behalf of the Titan Fund with Titan LLC terminated on January 17, 2001 upon the death of Mr. Gilbert Giordano, the President and principal employee of Titan LLC. The Board of the PMP Trust approved a new agreement with Titan LLC effective January 18, 2001. The Board also appointed Harris Bretall Sullivan and Smith ("Harris Bretall") on January 25, 2001 to serve as interim subadviser to the Titan Fund. Harris Bretall's agreement and Titan's agreement were permitted pursuant to Rule 15a-4 under the 1940 Act. Rule 15a-4 allows a fund to retain an investment adviser for up to 150 days without shareholder approval, if the agreement between the fund's former investment adviser and the fund has been terminated under certain conditions, including unexpected events like Mr. Giordano's death. The Harris Bretall and Titan LLC agreements terminated pursuant to the provisions of Rule 15a-4 on June 16, 2001.

The Board approved the Interim Agreement on June 13, 2001 at a telephone meeting and re-approved the Interim Agreement June 20, 2001 at an in-person meeting. The Interim Agreement will automatically terminate on the date of the Reorganization. Turner and the PMP Trust have applied to the SEC for exemptive relief to allow it to serve as the interim adviser beyond the 150 day period pending shareholder approval, so long as it escrows its fees. Turner has no assurance that the SEC will grant the requested relief. However, under the 1940 Act, shareholders of the Titan Fund still are required to approve the Interim Agreement. If shareholders approve the Interim Agreement, Turner will receive the advisory fees held in escrow pursuant to the Agreement.

Turner has advised the Board that it does not expect to continue as adviser to the Titan Fund if the Titan Fund's shareholders fail to approve the Reorganization and the Interim Agreement. Turner has, however, agreed that if the Titan Fund's shareholders fail to approve both the Reorganization and the Interim Agreement by the requisite vote, it will continue to serve as interim adviser to the Titan Fund for a reasonable period of time until a replacement adviser is selected or the Board chooses another course of action (which may include liquidating the Fund). The Board believes that in such a case the prospects of finding another replacement adviser will be substantially diminished considering the amount of assets the Titan Fund likely will have and the Fund's history of interim advisers. Thus, a failure to approve the Interim Agreement by the requisite vote may in fact ultimately result in the liquidation of the Titan Fund.

The fees and terms of the Interim Agreement are the same as the agreement formerly in place until June 16, 2001 between the PMP Trust on behalf of the Titan Fund and Titan LLC.

THE BOARD OF TRUSTEES OF THE PMP TRUST RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE INTERIM AGREEMENT DESCRIBED IN THIS PROSPECTUS/PROXY STATEMENT.

                             VOTING ON THE PROPOSALS

GENERAL INFORMATION

This prospectus/proxy statement is furnished in connection with the solicitation of proxies by the Board of Trustees of the PMP Trust in connection with the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers of the Titan LLC or the PMP Trust may also solicit proxies by telephone, telegraph, facsimile or in person. Turner will bear costs associated with the solicitation and the Special Meeting for purposes of voting on the Reorganization. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals. You may vote by mail. You may also vote by telephone or over the Internet. Please follow the enclosed instructions to use these methods of voting.

VOTE REQUIRED TO APPROVE THE PROPOSALS


Shareholders of the Titan Fund on the Record Date will be entitled to one vote per share then held and a fractional vote for each fractional share then held. Forty percent (40%) of the Titan Fund shares entitled to vote will constitute a quorum at the Special Meeting. Approval of the Proposal 1 requires the affirmative vote of a majority of the Titan Fund shares voted. Approval of Proposal 2 requires the affirmative vote of a majority of the outstanding voting securities of the Titan Fund. A "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's outstanding voting securities present in person or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present at the Meeting, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less.

Any shareholder submitting a proxy may revoke it at any time before it is exercised by submitting to the Secretary of the Titan Fund a written notice of revocation or a subsequently executed proxy, or by attending the Special Meeting and voting in person.

Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization Agreement and the Interim Agreement. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that these persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter) will be treated as shares that are present at the Special Meeting but which will be disregarded in calculating the percentage of votes cast in favor of or against a proposal by those "shares voted."

If sufficient votes in favor of the proposals are not received by the time scheduled for the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting for a reasonable period of time to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the votes cast in person or by proxy at the session of the Special Meeting (or any subsequent meeting as a result of any adjournments) to be adjourned. The persons named as proxies will vote for an adjournment any proxies that they are entitled to vote in favor of the proposal. They will vote as against any proxies required to be voted against the proposal. Turner will bear the costs of any additional solicitation and of any adjourned session.

OUTSTANDING SHARES

Only shareholders of record on the Record Date are entitled to notice of and to vote at the Special Meeting and any adjournment thereof. At the close of business on the Record Date there were __________ shares of the Titan Financial Services Fund outstanding and entitled to vote at the Meeting.

BENEFICIAL OWNERS

The following tables set forth certain information as of the Record Date concerning each person who owned, of record or beneficially, 5% or more of the shares of the Titan Fund or the Turner Fund.

     TITAN FINANCIAL SERVICES FUND
     Name and Address                          Percentage of Shares Owned
                                               Before Reorganization

                                               -------%
                                               -------%
                                               -------%
       * Record and Beneficial Ownership

As of the Record Date, the Trustees and officers of the PMP Trust as a group owned less than 1% of the total outstanding shares of the Titan Fund.

     TURNER FUTURE FINANCIAL SERVICES FUND
     Name and Address                          Percentage of Shares Owned Before
                                              Reorganization

                                               -------%
                                               -------%
                                               -------%
       * Record and Beneficial Ownership

As of the Record Date, the Trustees and officers of the Turner Trust as a group owned less than 1% of the total outstanding shares of the Turner Fund.

                                 OTHER BUSINESS

The Trustees know of no other business to be brought before the Special Meeting. However, if any other matters properly come before the Special Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named as proxy.

                              SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the PMP Trust in writing at the address on the cover page of this Prospectus/Proxy Statement or by telephoning 1-800-282-2340.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE SPECIAL MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. YOU MAY ALSO VOTE OVER BY TELEPHONE OR THE INTERNET. PLEASE FOLLOW THE ENCLOSED INSTRUCTIONS TO USE THESE METHODS OF VOTING.

                                                                       EXHIBIT A


                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of __________, 2001, by and between Turner Funds, a Massachusetts business trust with its principal place of business at 1235 Westlake Drive, Suite 350, Berwyn, Pennsylvania 19312, (the "Trust"), with respect to its Turner Future Financial Services Fund, a separate investment series of the Trust (the "Acquiring Fund"), and Professionally Managed Portfolios, a Massachusetts business trust, with its principal place of business at 915 Broadway, New York, New York 10010 (the "PMP Trust"), with respect to its Titan Financial Services Fund, a separate investment series of the PMP Trust (the "Transferring Fund" and, collectively with the Acquiring Fund, the "Funds").

     This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (i) the transfer of all of the assets of the Transferring Fund in exchange for shares of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the assumption by Acquiring Fund of all of the Transferring Fund's liabilities; and (iii) the distribution, after the Closing Date (defined below), of the Acquiring Fund Shares to the shareholders of the Transferring Fund and the liquidation of the Transferring Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

     WHEREAS, the Acquiring Fund and the Transferring Fund are separate investment series of the Trust and the PMP Trust, respectively, and the Trust and the PMP Trust are open-end, registered management investment companies and the Transferring Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

     WHEREAS, the Trustees of the Trust have determined that the Reorganization in the best interests of the Acquiring Fund's shareholders; and

     WHEREAS, the Trustees of the PMP Trust have determined that the Reorganization with respect to the Transferring Fund is in the best interests of the Transferring Fund's shareholders and that the interests of the existing shareholders of the Transferring Fund will not be diluted as a result of the Reorganization.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows;

                                   ARTICLE I

           TRANSFER OF ASSETS OF THE TRANSFERING FUND IN EXCHANGE FOR
         ACQUIRING FUND SHARES AND THE ASSUMPTION OF TRANSFERING FUND'S
                LIABILITIES AND LIQUIDATION OF TRANSFERING FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Transferring Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to Acquiring Fund. In exchange, Acquiring Fund agrees: (i) to deliver to Transferring Fund the number of full and fractional shares of the Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Transferring Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Transferring Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all of the liabilities of the Transferring Fund, as set forth in paragraph 1.3. Such transactions shall take place at the Closing provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of the Transferring Fund to be acquired by Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Transferring Fund and any deferred or prepaid expenses shown as an asset on the books of the Transferring Fund on the Closing Date.

     The Transferring Fund has provided Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Transferring Fund's assets as of the date of such statements. The Transferring Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to its shareholders.

     The Transferring Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of the Transferring Fund's portfolio securities and other investments. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Transferring Fund with a list of the securities, if any, on the Transferring Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Transferring Fund, if requested by the Acquiring Fund, will dispose of securities on the Acquiring Fund's list prior to the Closing Date. In addition, if it is determined that the portfolios of the Transferring Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Transferring Fund, if requested by the Acquiring Fund, shall dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein shall require the Transferring Fund to dispose of any investments or securities if, in the reasonable judgment of the Transferring Fund's trustees or adviser, such disposition would adversely affect the tax-free nature of the Reorganization or would violate their fiduciary duties to the Transferring Fund's shareholders.

     1.3 LIABILITIES TO BE ASSUMED. The Acquiring Fund shall assume all of the Transferring Fund's liabilities, expenses, costs, charges and reserves.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"): (a) the Transferring Fund will distribute in complete liquidation of the Transferring Fund, PRO RATA to its shareholders of record, determined as of the close of business on the Valuation Date (as defined in paragraph 2.1)(the "Transferring Fund Shareholders"), Acquiring Fund Shares received by the Transferring Fund pursuant to paragraph 1.1; and (b) the Transferring Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Transferring Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Transferring Fund Shareholders, and representing the PRO RATA number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Transferring Fund will simultaneously be canceled on the books of the Transferring Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. The Transferring Fund Shareholders shall have the right to receive any unpaid dividends or other distributions that were declared by the Transferring Fund before the Effective Time (as defined in paragraph 3.1) with respect to Transferring Fund shares that are held of record by a Transferring Fund Shareholder at the Effective Time.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued simultaneously to the Transferring Fund, in an amount equal in value to the net asset value of the Transferring Fund's shares, to be distributed to Transferring Fund Shareholders.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Transferring Fund shares on the books of the Transferring Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Transferring Fund is and shall remain the responsibility of the Transferring Fund, up to and including the Closing Date, and such later date on which the Transferring Fund is terminated.

     1.8 TERMINATION. The Transferring Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

     2.1 VALUATION OF ASSETS. The value of the Transferring Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of normal trading on the New York Stock Exchange ("NYSE") on the business day immediately prior to the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statements of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed as of the close of normal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statements of additional information.

     2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Transferring Fund's assets, shall be determined by (a) multiplying the shares outstanding of the Transferring Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Transferring Fund by (y) the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2 [(a) x (b), where
(b)=(x)/(y)].

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by the Acquiring Fund's pricing agent in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund. The Acquiring Fund and Transferring Fund agree, however, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Transferring Fund and those determined in accordance with the pricing policies and procedures of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATES

     3.1 CLOSING DATE. The closing (the "Closing") shall occur on or about September 24, 2001, or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place immediately prior to the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. (the "Effective Time") at the offices of SEI Investments Company, Oaks, Pennsylvania 19456, or at such other time and/or place as the parties may agree.

     3.2 CUSTODIAN'S CERTIFICATE. First Institutional Custody Services, as custodian for the Transferring Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Transferring Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Transferring Fund.

     3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Transferring Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or
(b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Transferring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

     3.4 TRANSFER AGENT'S CERTIFICATE. American Data Services, Inc., as transfer agent for the Transferring Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Transferring Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause DST Systems, Inc., its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the PMP Trust or provide evidence satisfactory to the Transferring Fund that such Acquiring Fund Shares have been credited to the Transferring Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE TRANSFERRING FUND. The Transferring Fund represents and warrants to the Acquiring Fund as follows:

     (a) The Transferring Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

     (b) The Transferring Fund is a separate investment series of a Massachusetts business trust that is registered as an open-end management investment company, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), is in full force and effect.

     (c) The current prospectuses and statements of additional information of the Transferring Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that this representation and warranty shall not apply to statements or materials included in current prospectuses and statements of additional information that were formulated or supplied by Titan Investor Advisors LLC.

     (d) The Transferring Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the PMP Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Transferring Fund is a party to/or by which it is bound.

     (e) The Transferring Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date.

     (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Transferring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Transferring Fund to carry out the transactions contemplated by this Agreement. The Transferring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Transferring Fund's business or its ability to consummate the transactions contemplated herein.

     (g) The financial statements of the Transferring Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Transferring Fund as of April 30, 2001, and there are no known contingent liabilities of the Transferring Fund as of that date not disclosed in such statements.

     (h) Since April 30, 2001, there have been no material adverse changes in the Transferring Fund's financial condition, assets, liabilities for business (other than changes occurring in the ordinary course of business), or any incurrence by the Transferring Fund of indebtedness maturing more than one (1) year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph
(h), a decline in the value of the net assets of the Transferring Fund shall not constitute a material adverse change.

     (i) At the Closing Date, all federal and other tax returns and reports of the Transferring Fund required by law to be filed by such date, or reasonably thereafter, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Transferring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (j) For each fiscal year of its operation, the Transferring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

     (k) All issued and outstanding shares of the Transferring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Transferring Fund. All of the issued and outstanding shares of the Transferring Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transferring Fund's transfer agent as provided in paragraph 3.4. The Transferring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Transferring Fund shares, and have no outstanding securities convertible into any of the Transferring Fund shares.

     (l) At the Closing Date, the Transferring Fund will have good and marketable title to the Transferring Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

     (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Transferring Fund. Subject to approval by the Transferring Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Transferring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

     (n) The information to be furnished by the Transferring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

     (o) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Transferring Fund Shareholders and on the Closing Date, any written information furnished by the PMP Trust with respect to the Transferring Fund for use in the Prospectus/Proxy Statement (as defined in paragraph 5.7), the

Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

     (p) The Transferring Fund has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its taxable year ending upon its liquidation.

     (q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by the PMP Trust, for itself and on behalf of the Transferring Fund, except for the effectiveness of the Registration Statement and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Transferring Fund as described in paragraph 5.2.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Transferring Fund as follows:

     (a) The Acquiring Fund is a separate investment series of a Massachusetts business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

     (b) The Acquiring Fund is a separate investment series of a Massachusetts business trust that is registered as an open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

     (c) The current prospectuses and statements of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

     (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

     (e) Except as otherwise disclosed in writing to the Transferring Fund and accepted by the Transferring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

     (f) The financial statements of the Acquiring Fund, are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Transferring Fund) fairly reflect the financial condition of the Acquiring Fund as of September 30, 2000, and there are no known contingent liabilities of the Acquiring Fund as of such date which are not disclosed in such statements.

     (g) Since September 30, 2000, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one (1) year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Transferring Fund. For the purposes of this subparagraph
(g), a decline in the value of the net assets of the Acquiring Fund shall not constitute a material adverse change.

     (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed by such date shall have been filed. All federal and other taxes shown due on such returns and reports shall have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

     (i) For each fiscal year of their operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed all net investment income and realized capital gains.

     (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

     (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

     (1) The Acquiring Fund Shares to be issued and delivered to the Transferring Fund for the account of the Transferring Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

     (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

     (n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Transferring Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Prospectus/Proxy Statement (as defined paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

     (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     (p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

     (q) The Acquiring Fund has elected to qualify and has qualified as a "regulated investment company" under the Code as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its current taxable year.

                                    ARTICLE V

            COVENANTS OF THE ACQUIRING FUND AND THE TRANSFERRING FUND

     5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5, the Acquiring Fund and the Transferring Fund will operate their respective businesses in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.

     5.2 APPROVAL OF SHAREHOLDERS. The PMP Trust will call a meeting of the Transferring Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 INVESTMENT REPRESENTATION. The Transferring Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. The Transferring Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Transferring Fund shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Transferring Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Transferring Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Transferring Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Ernst & Young LLP and certified by the PMP Trust's Treasurer.

     5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Trust will prepare and file with the Commission a registration statement on Form N-14 under the 1933 Act (the "Registration Statement"), relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of the Transferring Fund and the prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement (the "Prospectus/Proxy Statement"). The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act. The Transferring Fund will provide the Acquiring Fund with the materials and information necessary to prepare the Prospectus/Proxy Statement for inclusion in the Registration Statement, in connection with the meeting of the Transferring Funds

Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

     5.8 INDEMNIFICATION OF THE PMP TRUSTEES. The Trust will assume all liabilities and obligations of PMP Trust relating to any obligation of the PMP Trust to indemnify its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and the PMP Trust's Agreement and Declaration of Trust, as in effect as of the date of this Agreement. Without limiting the foregoing, the Trust agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under the PMP Trust's Agreement and Declaration of Trust as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Trust, its successors or assigns.

                                   ARTICLE VI

          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFERRING FUND

     The obligations of the Transferring Fund to consummate the transactions provided for herein shall be subject, at their election, to the performance by the Acquiring Fund of all the obligations to be performed by it pursuant to this Agreement on or before the Closing Date, and, in addition subject to the following conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Transferring Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Transferring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Transferring Fund shall reasonably request.

     6.2 The Transferring Fund shall have received on the Closing Date an opinion from Morgan, Lewis & Bockius LLP, counsel to the Trust, dated as of the Closing Date, in a form reasonably satisfactory to the Transferring Fund, covering the following points:

          (a) The Acquiring Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) The Acquiring Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

          (c) This Agreement has been duly authorized, executed, and delivered by the Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Transferring Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Fund Shares to be issued and delivered to the Transferring Fund on behalf of the Transferring Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

          (e) The Registration Statement, has been declared effective by the Commission and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain such consent, approval, order, or authorization would not have a material adverse affect on the operations of the Trust or the Acquiring Fund.

          (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which the Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

          (g) The descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any (only insofar as they relate to the Acquiring Fund), are accurate and fairly present the information required to be shown.

          (h) Such counsel does not know of any legal or governmental proceedings (only insofar as they relate to the Acquiring Fund) existing on or before the effective date of the Registration Statement or the Closing Date which are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

          (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets. To the knowledge of such counsel, the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Acquiring Fund's business, other than as previously disclosed in the Registration Statement.

     Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed. Although such counsel are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in their opinion in paragraph (g), above), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the Transferring Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the such statements regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Transferring Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the PMP Trust and the Transferring Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

     In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

     6.3 As of the Closing Date with respect to the Reorganization of the Transferring Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings of the Acquiring Fund from those fee amounts and undertakings of the Acquiring Fund described in the Prospectus/Proxy Statement.

     6.4 For the period beginning at the Closing Date and ending not less than six (6) years thereafter, the Trust, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Trustees and officers of the PMP Trust, covering the actions of such Trustees and officers of the PMP Trust for the period they served as such.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at their election, to the performance by the Transferring Fund of all the obligations to be performed by the Transferring Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

     7.1 All representations, covenants, and warranties of the Transferring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Transferring Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Transferring Fund's name by the PMP Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Transferring Fund shall have delivered to the Acquiring Fund a statement of the Transferring Fund's assets and liabilities, together with a list of the Transferring Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of PMP Trust.

     7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Paul, Hastings, Janofsky & Walker, LLP, counsel to the Transferring Fund, dated as of the Closing Date in a form satisfactory to the Acquiring Fund covering the following points:

          (a) The Transferring Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) The Transferring Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

          (c) This Agreement has been duly authorized, executed and delivered by the PMP Trust on behalf of the Transferring Fund and, assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquiring Fund is a valid and binding obligation of the Transferring Fund enforceable against the Transferring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Transferring Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain such consent, approval, order, or authorization would not have a material adverse affect on the operations of the PMP Trust or the Transferring Fund.

          (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the PMP Trust's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Transferring Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Transferring Fund is a party or by which it is bound.

          (f) The descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any (only insofar as they relate to the Transferring Fund), are accurate and fairly present the information required to be shown.

          (g) Such counsel does not know of any legal or governmental proceedings (insofar as they relate to the Transferring Fund) existing on or before the date of mailing of the Prospectus/Proxy Statement and the Closing Date, which are required to be described in the Prospectus/Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

          (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Transferring Fund or any of its respective properties or assets. To the knowledge of such counsel, the Transferring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Transferring Fund's business other than as previously disclosed in the Prospectus/Proxy Statement.

          (i) Assuming that a consideration of not less than the net asset value of Transferring Fund shares has been paid, and assuming that such shares were issued in accordance with the terms of the Transferring Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Transferring Fund are legally issued and fully paid and non-assessable.

     Such counsel shall also state that they have participated in conferences with officers and other representatives of the Transferring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed. Although such counsel are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in their opinion at paragraph (f), above), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the PMP Trust's officers and other representatives of the Transferring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the Transferring Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Transferring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Transferring Fund not misleading. Such opinion may state that such counsel do not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund contained in the Prospectus/Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Trust and the Acquiring Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Paul, Hastings, Janofsky & Walker LLP appropriate to render the opinions expressed herein.

     In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                    ACQUIRING FUND AND THE TRANSFERRING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Transferring Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Transferring Fund in accordance with Massachusetts law and the provisions of the PMP Trust's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Transferring Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State Blue Sky securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Transferring Fund, provided that either party hereto may waive any such conditions for itself.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Transferring Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Transferring Fund Shareholders all of the Transferring Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Dates (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

     8.6 The parties shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Acquiring Fund and the Transferring Fund substantially to the effect that for federal income tax purposes with respect to the Transferring Fund:

          (a) The transfer of all of the Transferring Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Transferring Fund (followed by the distribution of Acquiring Fund Shares to the Transferring Fund Shareholders in dissolution and liquidation of the Transferring Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Transferring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

          (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Transferring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Transferring Fund.

          (c) No gain or loss will be recognized by the Transferring Fund upon the transfer of the Transferring Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Transferring Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Transferring Fund Shareholders in exchange for such shareholders' shares of the Transferring Fund.

          (d) No gain or loss will be recognized by the Transferring Fund Shareholders upon the exchange of their Transferring Fund shares for Acquiring Fund Shares in the Reorganization.

          (e) The aggregate tax basis for Acquiring Fund Shares received by the Transferring Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Transferring Fund shares exchanged therefor by such shareholder.

          (f) The holding period of Acquiring Fund Shares to be received by the Transferring Fund Shareholder will include the period during which the Transferring Fund shares exchanged therefore were held by such shareholder provided the Transferring Fund shares are held as capital assets at the time of the Reorganization).

          (g) The tax basis of the Transferring Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Transferring Fund immediately prior to the Reorganization.

          (h) The holding period of the assets of the Transferring Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Transferring Fund.

     Such opinion shall be based on customary assumptions and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Transferring Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Transferring Fund may waive the conditions set forth in this paragraph 8.6.


                                   ARTICLE IX

                                    EXPENSES

     9.1 Except as otherwise provided for herein, Turner Investment Partners, Inc. will pay all special costs relating to the Acquiring Fund's and the Transferring Fund's participation in the Reorganization and all related expenses that are not appropriately assigned to the Transferring Fund. Such expenses include, without limitation, (a) expenses associated with the preparation and filing of the Registration Statement/Proxy Statement on Form N-14 under the 1933 Act covering Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (b) postage; (c) printing; (d) accounting fees, and (e) solicitation costs associated with the Reorganization transaction.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Trust on behalf of the Acquiring Fund and the PMP Trust on behalf of the Transferring Fund agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

     10.2 Except as specified in the next sentence set forth in this section 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquiring Funds in sections 5.8 and 6.4, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Trust and the PMP Trust. In addition, either the Trust or the PMP Trust may at their option terminate this Agreement at or prior to the Closing Date due to:

          (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

          (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Transferring Fund, the Trust, the PMP Trust, the respective Trustees or officers, to the other party or its Trustees or officers.

                                   ARTICLE XII

                                   AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Transferring Fund and the Acquiring Fund; provided, however, that following the meeting of the Transferring Fund Shareholders called by the Transferring Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Transferring Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

     13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Transferring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust or the PMP Trust personally, as the case may be, but shall bind only the trust property of the Acquiring Fund or the Transferring Fund, as the case may be, as provided in the respective Declarations of Trust of the PMP Trust and the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust and the PMP Trust, on behalf of the Acquiring Fund and Transferring Fund, respectively, and signed by authorized officers of each Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and the Transferring Fund as provided in the Declarations of Trust of the PMP Trust and the Trust, respectively.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                            TIP FUNDS


                                            By: ______________________
                                            Name:
                                            Title:


                                            PROFESSIONALLY MANAGED PORTFOLIOS

                                            By: ______________________
                                            Name:
                                            Title:

     For purposes of Article IX, Section 9.1,the undersigned executes this agreement on behalf of Turner Investment Partners, Inc.


                                            TURNER INVESTMENT PARTNERS, INC.

                                            By: ______________________
                                            Name: John H. Grady, Jr.
                                            Title: General Counsel

                                                                       EXHIBIT B

             INTERIM ADVISORY AGREEMENT BETWEEN PMP TRUST ON BEHALF
    OF THE TITAN FINANCIAL SERVICES FUND AND TURNER INVESTMENT PARTNERS, INC.


                        PROFESSIONALLY MANAGED PORTFOLIOS
                          INVESTMENT ADVISORY AGREEMENT


     AGREEMENT made this 17th day of June, 2001 by and between PROFESSIONALLY MANAGED PORTFOLIOS (the "Trust"), a Massachusetts business trust and TURNER INVESTMENT PARTNERS, INC., a Pennsylvania corporation (the "Adviser").

     WHEREAS, a series of the Trust, the TITAN FINANCIAL SERVICES FUND (the "Fund"), having separate assets and liabilities has been assigned to the Adviser; and

     WHEREAS, it is therefore desirable to have an investment advisory agreement (I.E. this Agreement) relating to the Fund, which agreement will apply only to this Fund;

     NOW THEREFORE, in consideration of the mutual promises and agreements herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, it is hereby agreed by and among the parties hereto as follows:

1.   IN GENERAL

The Adviser agrees, all as more fully set forth herein, to act as investment adviser to the Trust with respect to the investment of the assets of the Fund and to supervise and arrange the purchase and sale of securities held in the portfolio of the Fund.

2. DUTIES AND OBLIGATIONS OF THE ADVISER WITH RESPECT TO THE INVESTMENT OF THE ASSETS OF THE FUND.

     (a) Subject to the succeeding provisions of this section and subject to the direction and control of the Board of Trustees of the Trust, the Adviser shall:

          (i) decide what securities shall be purchased or sold by the Trust with respect to the Fund and when; and

          (ii) arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Trust with respect to the Fund.

     (b) Any investment purchases or sales made by the Adviser shall at all times conform to, and be in accordance with, any requirements imposed by:

          (i) the provisions of the Investment Company Act of 1940 (the "Investment Company Act"), as amended, and any of the rules and regulations promulgated thereunder;

          (ii) any other applicable provisions of law;

         (iii) the provisions of the Declaration of Trust and the By-Laws of the Trust as amended from time to time;

          (iv) any policies and determinations of the Board of Trustees of the Trust; and

          (v) the fundamental policies of the Trust relating to the Fund, as reflected in the Trust's registration statement under the Investment Company Act (including by reference to the Fund's Prospectus and Statement of Additional Information) as such registration statement is amended from time to time, or as amended by the shareholders of the Fund.

     (c) The Adviser shall give the Trust the benefit of its best judgment and effort in rendering services hereunder, but the Adviser shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security whether or not such purchase, sale or retention shall have been based on its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. Nothing herein contained shall, however, be construed to protect the Adviser against any liability to the Trust or its security holders by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

     (d) Nothing in this Agreement shall prevent the Adviser or any affiliated person (as defined in the Investment Company Act) of the Adviser from acting as investment adviser or manager and/or principal underwriter for any other person, firm or corporation and shall not in any way limit or restrict the Adviser or any such affiliated person from buying, selling or trading any securities for its or their own accounts or the accounts of others for whom it or they may be acting, provided, however, that the Adviser expressly represents that it will undertake no activities which, in its judgment, will adversely affect the performance of its obligations to the Trust under this Agreement.

     (e) It is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Trust's Registration Statement under the Investment Company Act or the Securities Act of 1933, as amended, except for information supplied by the Adviser for inclusion therein. The Trust may indemnify the Adviser to the full extent permitted by the Trust's Declaration of Trust.

3.   BROKER-DEALER RELATIONSHIPS

The Adviser is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection, and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable that that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board of Trustees of the Trust may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides brokerage or research services to the Adviser an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Trust. The Adviser is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Adviser shall determine, and the Adviser shall report on such allocations regularly to the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Adviser is also authorized to consider sales of shares as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, I.E., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

4.   ALLOCATION OF EXPENSES

The Adviser agrees that it will furnish the Trust, at the adviser's expense, with office space and facilities, equipment and clerical personnel necessary for carrying out its duties under this agreement. The Adviser will also pay all compensation of any Trustees, officers and employees of the Trust who are affiliated persons of the Adviser. All operating costs and expenses relating to the Fund not expressly assumed by the Adviser under this Agreement shall be paid by the Trust from the assets of the Fund, including, but not limited to:

     (i)  interest and taxes;

     (ii) brokerage commissions;

    (iii) insurance premiums;

     (iv) compensation and expenses of the Trust's Trustees other than those affiliated with the Adviser;

     (v)  legal and audit expenses;

     (vi) fees and expenses of the Trust's custodian, shareholder servicing or transfer agent and accounting services agent;

    (vii) expenses incident to the issuance of the Fund's shares, including issuance on the payment of, or reinvestment of, dividends;

   (viii) fees and expenses incident to the registration under Federal or state securities laws of the Trust or the shares of the Fund;

     (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Trust;

     (x) all other expenses incidental to holding meetings of the Trust's shareholders;

     (xi) dues or assessments of or contributions to the Investment Company Institute or any successor;

    (xii) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations which the Trust may have to indemnify its officers and Trustees with respect thereto; and

   (xiii) all expenses which the Trust or the Fund agrees to bear in any distribution agreement or in any plan adopted by the Trust and/or a Fund pursuant to Rule 12b-1 under the Investment Company Act.

5.   COMPENSATION OF THE ADVISER

     (a) The Trust agrees to pay the Adviser and the Adviser agrees to accept as full compensation for all services rendered by the Adviser hereunder, an annual management fee, payable monthly and computed on the value of the net assets of the fund as the close of business each business day at the annual rate of 1.0% of such net assets.

     (b) This Agreement shall go into effect with respect to the annual management fee as of the date that the Agreement is re-approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Fund, at an in-person meeting, expected to be held on June 20, 2001; provided however, that such annual management fee shall be escrowed in an interest-bearing escrow account in accordance with Rule 15a-4(b)(2)(vi) under the Investment Company Act with the Fund's custodian or a bank until there is a vote of the Fund's outstanding voting securities regarding this Agreement within a 150-day period from the effective date of the Agreement. If a "majority" (as defined in the Investment Company Act) of the

          Fund's outstanding voting securities approve a contract with Adviser by the end of the 150-day period, the amount in the escrow account (including interest earned) will be paid to Adviser. However, if a "majority" of the Fund's outstanding voting securities do not approve a contract with Adviser, Adviser will be paid out of the escrow account the lesser of (i) any costs incurred in performing this Agreement (plus interest earned on that amount while in escrow) or
          (ii) the total amount in the escrow account (plus the interest earned).

     (c) In the event the expenses of the Fund (including the fees of the Adviser and amortization of organization expenses but excluding interest, taxes, brokerage commissions, extraordinary expenses and sales charges and any distribution fees) for any fiscal year exceed the limits set by applicable regulations of state securities commissions where the Fund is registered or qualified for sale, the Adviser will reduce its fees by the amount of such excess. Any such reductions are subject to the readjustment during the year. The payment of the advisory fee at the end of any month will be reduced or postponed or, if necessary, a refund will be made to the Fund so that at no time will there be any accrued but unpaid liability under this expense limitation. The Adviser may reduce any portion of the compensation or reimbursement of expenses due to it under this Agreement, or may agree to make payments to limit the expenses which are the responsibility of the Fund. Any such reduction or payment shall be applicable only to such specific reduction or payment and shall not constitute an agreement to reduce any future compensation or reimbursement due to the Adviser hereunder or to continue future payments. Any fee withheld from the Adviser under this paragraph shall be reimbursed by the Fund to the Adviser to the extent permitted by the applicable state law if the aggregate expenses for the next succeeding fiscal year do not exceed the applicable state limitation or any more restrictive limitation to which the Adviser has agreed.

6.   DURATION AND TERMINATION

     (a) This Agreement shall go into effect on the date set forth above, the date upon which the Board of Trustees approved such Agreement at telephonic meeting. This Agreement is an "interim agreement" as defined in Rule 15a-4 and it shall continue in effect for a 150-day period from June 17, 2001. The Agreement shall terminate at the end of the 150-day period unless approved by a "majority" of the outstanding voting securities of the Fund, unless terminated as hereinafter provided.

     (b) If this Agreement is approved by a "majority" of the outstanding voting securities of the Fund, the Agreement shall, unless terminated as hereinafter provided, continue in effect for a period of two years from the effective date, and thereafter from year to year, but only so long as such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the vote of a majority of the Trustees who are not parties to this Agreement or "interested persons" of any such party cast in person at a meeting called for the purpose of voting on such approval, or by the vote of the holders of a "majority" of the outstanding voting securities of the Fund and by such a vote of the Trustees.

     (c) This Agreement may be terminated by the Adviser at any time without penalty upon giving the Trust sixty (60) days' written notice (which notice may be waived by the Trust) and may be terminated by the Trust at any time without penalty upon giving the Adviser ten (10) days' written notice (which notice may be waived by the Advisor), provided that such termination by the Trust shall be directed or approved by the vote of a majority of all of its Trustees in office at the time or by the vote of the holders of a "majority" of the voting securities of the Trust at the time outstanding and entitled to vote. This Agreement shall automatically terminate in the event of its assignment (as so defined).

7.   AGREEMENT BINDING ONLY ON FUND PROPERTY

The Adviser understands that the obligations of this Agreement are not binding upon any shareholder of the Trust personally, but bind only the Trust's property; the Adviser represents that it has notice of the provisions of the Trust's Declaration of Trust disclaiming shareholder liability for acts or obligations of the Trust. This Agreement has been executed by or with reference to any Trustee in such person's capacity as a Trustee, and the Trustees shall not be personally liable hereon.

     IN WITNESS WHEREOF, the parties hereto have caused the foregoing instrument to be executed by a duly authorized person, as of the date first written above.


                                               PROFESSIONALLY MANAGED PORTFOLIOS



                                               /s/ Stephen J. Paggioli
                                               ---------------------------------
                                               By: Stephen J. Paggioli
                                               Title: President and Trustee


                                               TURNER INVESTMENT PARTNERS, INC.



                                               /s/
                                               ---------------------------------
                                               By:
                                               Title:

                       STATEMENT OF ADDITIONAL INFORMATION
                                 AUGUST 29, 2001

                          TITAN FINANCIAL SERVICES FUND

                                   A SERIES OF
                        PROFESSIONALLY MANAGED PORTFOLIOS
                                  915 BROADWAY
                            NEW YORK, NEW YORK 10010

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated August 29, 2001 for the Special Meeting of Shareholders of Titan Financial Services Fund (the "Titan Fund") to be held on Friday, September 21, 2001. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the Titan Fund at American Data Services, Inc., P.O. Box 5536, Hauppauge, NY, 11788-0132 or by calling toll-free at 1-800-282-2340. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Unaudited PRO FORMA combined financial statements, attached hereto, are intended to present the financial condition and related results of operations of the Turner Fund as if the Reorganization had been consummated on April 30, 2001.

Further information about the Turner Future Financial Services Fund (the "Turner Fund") is contained in and incorporated herein by reference to the Turner Fund's Statement of Additional Information dated January 31, 2001 as amended May 1, 2001. The audited financial statements and related independent auditor's report for the Turner Fund contained in the Annual Report for the fiscal year ended September 30, 2000 are hereby incorporated herein by reference insofar as they relate to the Turner Fund. No other parts of the Annual Report are incorporated by reference herein.

Further information about the Titan Fund is contained in and incorporated herein by reference to the Titan Fund's Statement of Additional Information dated August 28, 2000. The audited financial statements and related independent accountant's report for the Titan Fund contained in the Annual Report for the fiscal year ended April 30, 2001, are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

Unaudited financial statements for the Turner Fund contained in the Semi-Annual Report for the six month period ended March 31, 2001 are hereby incorporated herein by reference insofar as they related to the Turner Fund. No other parts of the Semi-Annual Report are incorporated by reference herein.

The date of this Statement of Additional Information is August 29, 2001.

                  PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
     TITAN FINANCIAL SERVICES FUND AND TURNER FUTURE FINANCIAL SERVICES FUND
                                 APRIL 30, 2001

                                                             TITAN                       TURNER
                                                      FINANCIAL SERVICES            FUTURE FINANCIAL
                                                             FUND                     SERVICES FUND                COMBINED
Security                                                    SHARES        VALUE     SHARES      VALUE         SHARES          VALUE
                                                      --------------------------    ------------------     -------------------------
Aflac                                                        --             --         460      14,628            460         14,628
Advent Software                                              --             --         310      17,354            310         17,354
AMBAC Financial Group                                        --             --         110       5,919            110          5,919
American Express                                         20,000        848,800          --          --         20,000        848,800
American General                                             --             --         120       5,233            120          5,233
American International                                   17,200      1,406,960         304      24,867         17,504      1,431,827
Applied Materials                                         8,200        447,720          --          --          8,200        447,720
Astoria Financial                                         4,000        231,440          --          --          4,000        231,440
Automatic Data Processing                                 1,800         97,650          --          --          1,800         97,650
BISYS Group                                                  --             --         210      10,122            210         10,122
Banco Bilbao Vizcaya ADR                                      1             14          --          --              1             14
Bank of America                                              --             --         280      15,680            280         15,680
Bank of New York                                          4,500        225,900          --          --          4,500        225,900
BB&T                                                     11,000        389,620          --          --         11,000        389,620
BJ's Wholesale Club                                       6,000        271,800          --          --          6,000        271,800
Cathay Bancorp                                            2,200        125,840          --          --          2,200        125,840
Charles Schwab                                           52,500      1,039,500          --          --         52,500      1,039,500
CISCO Systems                                            24,000        407,520          --          --         24,000        407,520
Citigroup                                                26,601      1,307,439         340      16,711         26,941      1,324,150
Comerica                                                 12,720        654,190          --          --         12,720        654,190
Commerce Bancorp                                             --             --         160      11,040            160         11,040
Concord EFS                                                  --             --         250      11,638            250         11,638
Cullen/Frost Bankers                                      8,500        272,000          --          --          8,500        272,000
Dime Bancorp                                             15,500        516,925          --          --         15,500        516,925
Dime Bancorp (Cost $0)                                   15,000          3,450          --          --         15,000          3,450
EMC                                                       3,500        138,600          --          --          3,500        138,600
Freddie Mac                                                  --             --         140       9,212            140          9,212
Fannie Mae                                                7,500        601,950         140      11,236          7,640        613,186
Fifth Third Bancorp                                       3,500        188,160          --          --          3,500        188,160
First Data                                                4,500        303,480          --          --          4,500        303,480
General Electric                                          4,500        218,385          --          --          4,500        218,385
Golden State Bancorp                                     10,000        298,000          --          --         10,000        298,000
Goldman Sachs                                            11,500      1,047,650         190      17,309         11,690      1,064,959
Heller Financial                                          3,000         95,730          --          --          3,000         95,730
Hibernia, Class A                                        14,000        228,480          --          --         14,000        228,480
Home Depot                                                3,000        141,300          --          --          3,000        141,300
Illinois Tool Works                                       2,300        145,774          --          --          2,300        145,774
Intel                                                    12,700        392,557          --          --         12,700        392,557
Intuit                                                    2,500         80,100          --          --          2,500         80,100
JDS Uniphase                                             15,000        320,925          --          --         15,000        320,925
John Hancock Financial Services                          10,500        390,075          --          --         10,500        390,075
JP Morgan Chase                                           6,000        287,880         360      17,273          6,360        305,153
Knight Trading Group                                         --             --         870      16,095            870         16,095
Legg Mason                                                7,966        381,332          --          --          7,966        381,332
Lehman Brothers                                          16,200      1,178,550         210      15,278         16,410      1,193,828
Lincoln National Group                                    4,000        184,640          --          --          4,000        184,640
Marsh & Mclennan                                          7,500        723,300         160      15,430          7,660        738,730
Mellon Bank                                              12,300        503,439          --          --         12,300        503,439
Merrill Lynch                                            12,400        765,080          --          --         12,400        765,080
Microsoft                                                 3,500        237,125          --          --          3,500        237,125
Morgan Stanley, Dean Witter & Discover                   15,100        948,129         280      17,581         15,380        965,710
Nationwide Financial Services                             6,000        245,760          --          --          6,000        245,760
New York Community Bancorp                               11,640        392,850          --          --         11,640        392,850
Northern Trust                                            2,800        182,084          --          --          2,800        182,084
Pfizer                                                    2,100         90,930          --          --          2,100         90,930
PNC Bank                                                  7,000        455,490         170      11,062          7,170        466,552
Providian Financial                                          --             --         350      18,655            350         18,655
Qwest Communications                                      2,500        102,250          --          --          2,500        102,250
Renaissance Re Holdings                                   2,000        127,800          --          --          2,000        127,800
Schering-Plough                                           2,000         77,080          --          --          2,000         77,080
Southtrust                                               12,000        570,600          --          --         12,000        570,600
Sovereign Bancorp                                            --             --         780       8,276            780          8,276
State Street                                              6,000        622,680          --          --          6,000        622,680
SunGard Data Systems                                         --             --         190      10,501            190         10,501
TCF Financial                                                --             --         400      15,212            400         15,212
Texas Regional Bankshares                                 8,700        313,200          --          --          8,700        313,200
US Bancorp                                               23,812        504,338          --          --         23,812        504,338
Wal-Mart Stores                                           2,000        103,480          --          --          2,000        103,480
Washington Mutual                                        13,500        674,055         180       8,987         13,680        683,042
Wells Fargo                                              19,905        934,938         450      21,137         20,355        956,075
Zions Bancorp                                             3,500        186,515         270      14,388          3,770        200,903
Repurchase Agreement                                    377,000        377,000      38,813      38,813        415,813        415,813
                                                        -------     ----------      ------     -------     ----------     ----------

                                                        925,145     24,008,459      46,497     399,637        971,642     24,408,096
                                                        =======     ==========      ======     =======     ==========     ==========

     TITAN FINANCIAL SERVICES FUND AND TURNER FUTURE FINANCIAL SERVICES FUND
            PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 APRIL 30, 2001

                                                                    TITAN              TURNER
                                                             FINANCIAL SERVICES    FUTURE FINANCIAL      PROFORMA         PRO FORMA
                                                                    FUND            SERVICES FUND       ADJUSTMENTS        COMBINED
ASSETS
Investments in securities, at cost                             20,461,666               381,053                           20,842,719
                                                               ----------            ----------                           ----------

Investments in securities, at value                            24,008,459               399,637                           24,408,096
Cash                                                                  641                    --                                  641
Dividends and interest receivable                                  22,559                    --                               22,559
Prepaid expenses                                                    8,783                    --                                8,783
Accrued Income                                                         --                   196                                  196
Investment Securities Sold, not settled                                --                 4,493                                4,493
                                                               ----------            ----------                           ----------
          Total assets                                         24,040,442               404,326                           24,444,768
                                                               ----------            ----------                           ----------

LIABILITIES
Payables:
Fund shares redeemed                                              632,544                    --                              632,544
Accrued expenses                                                   66,632                12,876                               79,508
Investment Securities purchased                                        --                41,584                               41,584
                                                               ----------            ----------                           ----------
         Total liabilities                                        699,176                54,460                              753,636
                                                               ----------            ----------                           ----------
                                                               23,341,266               349,866                           23,691,132
                                                               ==========            ==========                           ==========

NET ASSETS
Paid-in capital                                                15,150,134               315,545                           15,465,679
Undistributed net investment income                                    --                   385                                  385
Accumulated net realized gain on investments                    4,644,339                15,352                            4,659,691
Net unrealized appreciation on investments                      3,546,793                18,584                            3,565,377
                                                               ----------            ----------                           ----------
TOTAL NET ASSETS                                               23,341,266               349,866                           23,691,132
                                                               ==========            ==========                           ==========

Outstanding shares of beneficial interest                       1,181,390                31,037         (13,329)          1,199,098


Net Asset Value, Offering and
Redemption Price Per Share                                          19.76                 11.27                                19.76
                                                               ==========            ==========                           ==========



                   PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                        FOR THE YEAR ENDED APRIL 30, 2001

                                                                TITAN          TURNER
                                                              FINANCIAL    FUTURE FINANCIAL              PRO FORMA       PRO FORMA
                                                            SERVICES FUND   SERVICES FUND   COMBINED    ADJUSTMENTS       COMBINED
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                                 409,859        7,131        416,990             --          416,990
Interest income                                                  10,552        1,929         12,481             --           12,481
-----------------------------------------------------------------------------------------------------------------------------------
          Total investment income                               420,411        9,060        429,471             --          429,471
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                   277,546        3,636        281,182                         281,182
Distribution fees                                                69,387           --         69,387        (69,387)(a)           --
Administration fees                                              55,509       65,000        120,509        (55,509)(b)       65,000
Custody fees                                                     51,505        1,348         52,853         (4,000)(c)       48,853
Transfer agent fees                                              28,002       21,500         49,502        (14,000)(d)       35,502
Fund accounting fees                                             26,533           --         26,533        (26,533)(e)           --
Reports to shareholders                                          21,243        5,721         26,964                          26,964
Audit fees                                                       14,500       13,500         28,000        (14,500)(f)       13,500
Registration fees                                                14,110       20,714         34,824         (9,800)(g)       25,024
Legal fees                                                       10,458        4,377         14,835                          14,835
Trustee fees                                                      7,083        1,769          8,852                           8,852
Miscellaneous                                                     6,612        1,659          8,271                           8,271
Insurance expense                                                 2,902          175          3,077         (2,900)(h)          177
-----------------------------------------------------------------------------------------------------------------------------------
          Total expenses                                        585,390      139,399        724,789       (196,629)(i)      528,160
-----------------------------------------------------------------------------------------------------------------------------------
Less:                                                                --
Investment Advisory Fee Waiver                                       --       (3,636)        (3,636)      (130,670)        (134,306)
Reimbursements by Advisor                                            --     (130,670)      (130,670)       130,670               --
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                    585,390        5,093        590,483       (196,629)         393,854
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (164,979)       3,967       (161,012)       196,629           35,617
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:                                              --                              --
Net realized gain on investments                              5,626,571       46,781      5,673,352       (130,670)        (134,306)
Net unrealized depreciation on investments                     (663,358)      31,371       (631,987)       130,670               --
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS               4,963,213       78,152      5,041,365                       5,041,365
-----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                4,798,234       82,119      4,880,353        196,629        5,076,982
===================================================================================================================================


Notes to Pro Forma Combining Financial Statements
(Unaudited)

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities as of April 30, 2001 including the Pro Forma Combining Schedule of Investments and the unaudited Pro Forma Combining Statement of Operations for the year ended April 30, 2001 are intended to present the financial condition and related results of operations if the Titan Financial Services Fund merged with the Turner Future Financial Services Fund on May 1, 2001.

The pro forma adjustments to these pro forma financial statements are comprised of:

(a) Adjustment to eliminate 12b-1 distribution fees which are not applicable to the Turner Fund

(b) Adjustment to reduce administration fees to the terms under the TIP Funds Administrative Services Agreement

(c) Adjustment to eliminate Duplicate Custodian Services

(d) Reflects decrease in transfer agency fees, in line with TIP Funds contractual agreement

(e) Adjustment to eliminate funds accounting fees, which are covered under TIP Funds Administration Agreement

(f) Adjustment of audit fees to reflect expenses incurred for the audit of one combined Fund

(g) Adjustment to eliminate duplicate blue sky registration fees

(h) Reflects decrease in overall insurance costs based upon shared policy

(i) Reflects decrease in operating expense ratio (2.14 for Titan to 1.40 for Turner)

                        PROFESSIONALLY MANAGED PORTFOLIOS
                                  915 BROADWAY
                               NEW YORK, NY 10010
                   SPECIAL MEETING OF THE SHAREHOLDERS OF THE
                         TITAN FINANCIAL SERVICES FUND

                  PROXY SOLICITED BY THE BOARD OF TRUSTEES FOR
  THE SPECIAL MEETING OF SHAREHOLDERS, TO BE HELD ON FRIDAY, SEPTEMBER 21, 2001

The undersigned, hereby appoints Steven J. Paggioli, Robert H. Wadsworth and Robert M. Slotky, as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Titan Financial Services Fund (the "Fund"), of Professionally Managed Portfolios (the "Trust"), to be held in the offices of Investment Company Administration, LLC (the "Administrator"), at 4445 E. Camelback Road, Suite 261-E, Phoenix, AZ 85018 on Friday, September 21, 2001, at 12 p.m., and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of said Trust that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposals set forth below, and in accordance with their own discretion, any other matters properly brought before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE FOLLOWING
PROPOSALS:

PROPOSAL 1.         APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
                    TURNER FUNDS, ON BEHALF OF THE TURNER FUTURE FINANCIAL
                    SERVICES FUND, AND PROFESSIONALLY MANAGED PORTFOLIOS, ON
                    BEHALF OF THE TITAN FINANCIAL SERVICES FUND.

                           ____FOR  ____AGAINST      ____ABSTAIN

PROPOSAL 2.         APPROVAL OF AN INTERIM ADVISORY AGREEMENT BETWEEN TURNER
                    INVESTMENT PARTNERS, INC. AND PROFESSIONALLY MANAGED
                    PORTFOLIOS, ON BEHALF OF THE TITAN FINANCIAL SERVICES FUND.

                           ____FOR  ____AGAINST      ____ABSTAIN

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSALS AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Combined Proxy Statement/Prospectus. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

Dated:___________, 2001
                                               --------------------------------
                                               Signature of Shareholder


                                               --------------------------------
                                               Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.


TELEPHONE AND INTERNET VOTING INSTRUCTIONS:

To vote by Telephone:

1) Read the Combined Proxy Statement/Prospectus and have this Proxy card at hand.

2)   Call 1-800-690-6903

3) Enter the 12-digit control number set forth below and follow the simple instructions.

To vote by Internet:

1)   Read the Proxy Statement and have this Proxy card at hand.

2)   Go to Website www.proxyvote.com

3) Enter the 12-digit control number set forth below and follow the simple instructions.

Control Number:  xxxxxxxxxxxx

                                  TURNER FUNDS

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION.

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

          (1)(a) Agreement and Declaration of Trust of the Registrant, dated January 26, 1996 is incorporated herein by reference to
                    Exhibit 1 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

          (1)(b) Certificate of Amendment of Agreement and Declaration of Trust dated March 28, 1997, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A as filed on April 10, 1997.

          (2) By-Laws are incorporated herein by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

          (3)       Inapplicable.

          (4)       Form of Reorganization Agreement is filed herewith.

          (5)       Inapplicable.

          (6)(a) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (6)(b) Investment Advisory Agreement between the Registrant and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed on October 15, 1997.

          (6)(c) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(d) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(e) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc., and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit d(5) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(f) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Penn Capital Management, Inc., is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(g) Form of Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Chartwell Investment Partners, is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

          (6)(h) Amended Schedule to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, is incorporated herein by reference to exhibit d(8) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

          (7)(a) Distribution Agreement between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to
                    Exhibit 6(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (7)(b) Distribution Agreement between the Registrant and CCM Securities Inc., is incorporated herein by reference to
                    Exhibit 6(b) of the Registrant's Registration Statement on Form N-1A as filed on January 23, 1998.

          (8)       Inapplicable.

          (9) Custodian Agreement between the Registrant and CoreStates Bank, N.A., is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (10)(a) Registrant's Rule 12b-1 Plan, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

          (10)(b) Registrant's Rule 18f-3 Plan, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

          (11) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

          (12) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

          (13)(a) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (13)(b) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (13)(c) Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit 9(b) of the Registrants Registration Statement on Form N-1A as filed on January 23, 1998.

          (13)(d) Amended Schedule to the Administration Agreement between the Registrant and SEI Investment Management Corporation (formerly SEI Financial Management Corporation), is incorporated herein by reference to Exhibit h(3) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

          (14)(a) Consent of Independent Auditors, Tait, Weller & Baker, is filed herewith.

          (14)(b) Consent of Independent Auditors, Ernst & Young LLP, is filed herewith.

          (15)      Inapplicable.

          (16)      Inapplicable.

          (17)(a) Prospectus for Turner Funds Turner Future Financial Services Fund dated January 31, 2001 as revised May 1, 2001 is incorporated herein by reference to the Turner Funds 497(e) filed on June 1, 2001 [SEC Accession Number
                    0001135428-01-500054].

          (17)(b) Statement of Additional Information for Turner Funds Turner Future Financial Services Fund dated May 1, 2001 is incorporated herein by reference to the Turner Funds 497(e) filed on June 1, 2001 [SEC Accession Number
                    0001135428-01-500054].

          (17)(c) Audited Financial Statements dated September 30, 2000 for the Turner Future Financial Services Fund, formerly the Penn Capital Select Financial Services Fund, are incorporated herein by reference to the Form N-30D filed on November 28, 2000 [SEC Accession Number 0000935609-00-000626].

          (17)(d) Semi-Annual Unaudited Financial Statements dated March 31, 2001 for the Turner Funds Turner Future Financial Services Fund are incorporated herein by reference to the Form N-30D filed on June 1, 2001 [SEC Accession Number
                    0001135428-01-500053].

Item 17. UNDERTAKINGS.

     The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant in the city of Oaks, Commonwealth of Pennsylvania on the 30th of July, 2001.

                                               TURNER FUNDS
                                               Registrant


                                               By: /s/ Stephen J. Kneeley
                                                  -----------------------------
                                               Stephen J. Kneeley
                                               President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.


         *                            Trustee                      July 30, 2001
-------------------------------
Robert E. Turner

         *                            Trustee                      July 30, 2001
-------------------------------
Janet F. Sansone

         *                            Trustee                      July 30, 2001
-------------------------------
Alfred C. Salvato

         *                            Trustee                      July 30, 2001
-------------------------------
John T. Wholihan

 /s/ Stephen J. Kneeley               President and Chief          July 30, 2001
--------------------------------      Executive Officer
Stephen J. Kneeley

 /s/ John Leven                       Controller and Chief         July 30, 2001
--------------------------------      Financial Officer
John Leven

By: /s/ Stephen J. Kneeley                                         July 30, 2001
   ------------------------------------------
   Stephen J. Kneeley
   Attorney-in-Fact

                                  Exhibit Index

          (1)(a) Agreement and Declaration of Trust of the Registrant, dated January 26, 1996 is incorporated herein by reference to
                    Exhibit 1 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

          (1)(b) Certificate of Amendment of Agreement and Declaration of Trust dated March 28, 1997, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A as filed on April 10, 1997.

          (2) By-Laws are incorporated herein by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

          (3)       Inapplicable.

          (4)       Form of Reorganization Agreement is filed herewith.

          (5)       Inapplicable.

          (6)(a) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (6)(b) Investment Advisory Agreement between the Registrant and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed on October 15, 1997.

          (6)(c) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(d) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(e) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc., and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit d(5) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(f) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Penn Capital Management, Inc., is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

          (6)(g) Form of Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Chartwell Investment Partners, is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

          (6)(h) Amended Schedule to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, is incorporated herein by reference to exhibit d(8) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

          (7)(a) Distribution Agreement between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to
                    Exhibit 6(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (7)(b) Distribution Agreement between the Registrant and CCM Securities Inc., is incorporated herein by reference to
                    Exhibit 6(b) of the Registrant's Registration Statement on Form N-1A as filed on January 23, 1998.

          (8)       Inapplicable.

          (9) Custodian Agreement between the Registrant and CoreStates Bank, N.A., is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (10)(a) Registrant's Rule 12b-1 Plan, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

          (10)(b) Registrant's Rule 18f-3 Plan, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A as filed on July 11, 2001.

          (11) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

          (12) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

          (13)(a) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (13)(b) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

          (13)(c) Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit 9(b) of the Registrants Registration Statement on Form N-1A as filed on January 23, 1998.

          (13)(d) Amended Schedule to the Administration Agreement between the Registrant and SEI Investment Management Corporation (formerly SEI Financial Management Corporation), is incorporated herein by reference to Exhibit h(3) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

          (14)(a) Consent of Independent Auditors, Tait, Weller & Baker, is filed herewith.

          (14)(b) Consent of Independent Auditors, Ernst & Young LLP, is filed herewith.

          (15)      Inapplicable.

          (16)      Inapplicable.

          (17)(a) Prospectus for Turner Funds Turner Future Financial Services Fund dated January 31, 2001 as revised May 1, 2001 is incorporated herein by reference to the Turner Funds 497(e) filed on June 1, 2001 [SEC Accession Number
                    0001135428-01-500054].

          (17)(b) Statement of Additional Information for Turner Funds Turner Future Financial Services Fund dated May 1, 2001 is incorporated herein by reference to the Turner Funds 497(e) filed on June 1, 2001 [SEC Accession Number
                    0001135428-01-500054].

          (17)(c) Audited Financial Statements dated September 30, 2000 for the Turner Future Financial Services Fund, formerly the Penn Capital Select Financial Services Fund, are incorporated herein by reference to the Form N-30D filed on November 28, 2000 [SEC Accession Number 0000935609-00-000626].

          (17)(d) Semi-Annual Unaudited Financial Statements dated March 31, 2001 for the Turner Funds Turner Future Financial Services Fund are incorporated herein by reference to the Form N-30D filed on June 1, 2001 [SEC Accession Number
                    0001135428-01-500053].